Document and Entity Information	6 Months Ended
Sep. 30, 2010
Document and Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2
Trading Symbol	nmr
Entity Registrant Name	NOMURA HOLDINGS INC
Entity Central Index Key	0001163653
Current Fiscal Year End Date	--03-31

Consolidated Balance Sheets In Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)
Cash and cash deposits:
Cash and cash equivalents	$ 6,404	¥ 1,020,647	$ 12,219	¥ 534,904
Time deposits	2,933	196,909		244,961
Deposits with stock exchanges and other segregated cash	1,976	134,688		165,103
Cash and cash deposits, Total	11,313	1,352,244		944,968
Loans and receivables:
Loans receivable (including 573,483 million yen ( $6,866 million) and 692,232 million yen measured at fair value by applying fair value option as of September 30, 2010 and March 31, 2010)	13,522	1,310,375		1,129,471
Receivables from customers	503	59,141		42,014
Receivables from other than customers	8,718	707,623		728,241
Allowance for doubtful accounts	(50)	(5,425)		(4,191)
Loans and receivables, Total	22,693	2,071,714		1,895,535
Collateralized agreements:
Securities purchased under agreements to resell	96,963	7,073,926		8,099,326
Securities borrowed	73,225	5,393,287		6,116,480
Collateralized agreements, Total	170,188	12,467,213		14,215,806
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of 4,758,289 million yen ( $56,965 million) as of September 30, 2010 and 3,921,863 million yen as of March 31, 2010; including 16,812 million yen ( $201 million) and 18,546 million yen measured at fair value by applying fair value option as of September 30, 2010 and March 31, 2010)	181,157	14,374,028		15,132,055
Private equity investments (including 62,520 million yen ( $748 million) and 61,918 million yen measured at fair value by applying fair value option as of September 30, 2010 and March 31, 2010)	3,716	326,254		310,428
Trading assets and private equity investments, Total	184,873	14,700,282		15,442,483
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of 294,315 million yen ( $3,523 million) as of September 30, 2010 and 273,616 million yen as of March 31, 2010)	4,638	357,194		387,432
Non-trading debt securities	5,707	308,814		476,664
Investments in equity securities	1,258	122,948		105,063
Investments in and advances to affiliated companies	2,969	251,273		247,962
Other	6,948	598,746		580,380
Other assets, Total	21,520	1,638,975		1,797,501
Total assets	410,587	32,230,428		34,296,293
LIABILITIES AND EQUITY
Short-term borrowings (including 137,003 million yen ( $1,640 million) and 103,975 million yen measured at fair value by applying fair value option as of September 30, 2010 and March 31, 2010)	14,047	1,301,664		1,173,310
Payables and deposits:
Payables to customers	5,760	705,302		481,181
Payables to other than customers	4,912	374,522		410,276
Deposits received at banks	8,246	448,595		688,796
Payables and deposits, Total	18,918	1,528,419		1,580,253
Collateralized financing:
Securities sold under agreements to repurchase	114,199	8,078,020		9,539,055
Securities loaned	20,353	1,815,981		1,700,116
Other secured borrowings	15,063	1,322,480		1,258,165
Collateralized financing, Total	149,615	11,216,481		12,497,336
Trading liabilities	102,657	8,356,806		8,574,921
Other liabilities	5,086	494,983		424,867
Long-term borrowings (including 2,225,459 million yen ( $26,643 million) and 1,839,251 million yen measured at fair value by applying fair value option as of September 30, 2010 and March 31, 2010)	95,594	7,199,061		7,984,932
Total liabilities	385,917	30,097,414		32,235,619
Commitments and contingencies
Common stock
No par value share;Authorized-Authorized-6,000,000,000 shares as of September 30, 2010 and March 31, 2010; Issued-3,719,133,241 shares as of September 30, 2010 and March 31, 2010; Outstanding-3,599,477,605 shares as of September 30, 2010 and 3,669,044,614 shares as of March 31, 2010	7,117	594,493		594,493
Additional paid-in capital	7,641	635,828		638,263
Retained earnings	12,671	1,074,213		1,058,450
Accumulated other comprehensive income (loss)	(1,685)	(109,132)		(140,771)
Total NHI shareholders' equity before treasury stock	25,744	2,195,402		2,150,435
Common stock held in treasury, at cost-119,655,636 shares and 50,088,627 shares as of September 30, 2010 and March 31, 2010	(1,183)	(68,473)		(98,848)
Total NHI shareholders' equity	24,561	2,126,929		2,051,587
Noncontrolling interests	109	6,085		9,087
Total equity	24,670	2,133,014		2,060,674
Total liabilities and equity	$ 410,587	¥ 32,230,428		¥ 34,296,293

Consolidated Balance Sheets (Parenthetical) In Millions, except Share data	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Statement of Financial Position
Loans receivable, fair value	$ 6,866	¥ 573,483	692,232
Trading assets, securities pledged as collateral	56,965	4,758,289	3,921,863
Trading assets, fair value	201	16,812	18,546
Private equity investments, fair value	748	62,520	61,918
Office buildings, land, equipment and facilities, accumulated depreciation and amortization	3,523	294,315	273,616
Short-term borrowings, fair value	1,640	137,003	103,975
Long-term borrowings, fair value	$ 26,643	¥ 2,225,459	1,839,251
Authorized	6,000,000,000	6,000,000,000	6,000,000,000
Issued	3,719,133,241	3,719,133,241	3,719,133,241
Outstanding	3,599,477,605	3,599,477,605	3,669,044,614
Common stock held in treasury, shares	119,655,636	119,655,636	50,088,627

Consolidated Statements of Operations In Millions, except Per Share data	3 Months Ended			6 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Sep. 30, 2009 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Sep. 30, 2009 JPY ( ¥)
Revenue:
Commissions	$ 1,000	¥ 83,520	¥ 95,438	$ 2,414	¥ 201,598	¥ 197,462
Fees from investment banking	298	24,892	15,580	542	45,258	45,309
Asset management and portfolio service fees	404	33,712	34,016	821	68,566	64,347
Net gain on trading	1,233	102,993	148,487	1,951	162,962	269,619
Gain (loss) on private equity investments	(12)	(963)	2,033	(23)	(1,909)	(106)
Interest and dividends	838	69,960	53,561	1,744	145,717	111,988
Gain (loss) on investments in equity securities	(68)	(5,685)	(2,308)	(192)	(16,028)	7,493
Other	143	11,989	8,663	338	28,270	22,953
Total revenue	3,836	320,418	355,470	7,595	634,434	719,065
Interest expense	536	44,795	55,445	1,185	98,987	120,681
Net revenue	3,300	275,623	300,025	6,410	535,447	598,384
Non-interest expenses:
Compensation and benefits	1,517	126,694	146,633	2,978	248,781	284,714
Commissions and floor brokerage	256	21,357	21,706	539	45,038	41,749
Information processing and communications	559	46,662	43,924	1,088	90,915	84,084
Occupancy and related depreciation	276	23,086	22,598	546	45,597	44,590
Business development expenses	81	6,780	6,380	167	13,939	12,636
Other	352	29,446	31,492	756	63,109	71,898
Non-interest expenses, Total	3,041	254,025	272,733	6,074	507,379	539,671
Income before income taxes	259	21,598	27,292	336	28,068	58,713
Income tax expense	236	19,660	(1,049)	277	23,100	19,629
Net income	23	1,938	28,341	59	4,968	39,084
Less: Net income (loss) attributable to noncontrolling interests	10	887	626	19	1,595	(51)
Net income attributable to NHI shareholders	$ 13	¥ 1,051	¥ 27,715	$ 40	¥ 3,373	¥ 39,135
Basic-
Net income attributable to NHI shareholders per share	$ 0	¥ 0.29	¥ 10.22	$ 0.01	¥ 0.92	¥ 14.7
Diluted-
Net income attributable to NHI shareholders per share	$ 0	¥ 0.29	¥ 8.87	$ 0.01	¥ 0.92	¥ 13.38

Consolidated Statements of Changes in Equity In Millions	Common stock JPY ( ¥)	Common stock USD ( $)	Additional paid-in capital USD ( $)	Additional paid-in capital JPY ( ¥)		Retained earnings USD ( $)		Retained earnings JPY ( ¥)		Cumulative translation adjustments USD ( $)		Cumulative translation adjustments JPY ( ¥)		Defined benefit pension plans USD ( $)	Defined benefit pension plans JPY ( ¥)	Common stock held in treasury USD ( $)	Common stock held in treasury JPY ( ¥)	Total NHI shareholders' equity USD ( $)	Total NHI shareholders' equity JPY ( ¥)	Noncontrolling interests USD ( $)		Noncontrolling interests JPY ( ¥)		Total USD ( $)	Total JPY ( ¥)
Balance at end of period at Mar. 31, 2009															¥ (117,520)
Balance at beginning of year at Mar. 31, 2009	321,765			374,413				1,038,557				(73,469)			(44,968)		(76,902)					12,150
Net income attributable to NHI shareholders								39,135																	39,084
Cumulative effect of change in accounting principle				(26,923)	[1]			(6,339)	[1]
Net income (loss) attributable to noncontrolling interests																						(51)			(51)
Repurchases of common stock																	(10)
Pension liability adjustment															(65)										(65)
Cash dividends								(11,126)	[2]													(35)	[2]
Conversion of convertible bonds	37,500			37,500
Sales of common stock																	9
Cumulative translation adjustments																						(301)			681
Common stock issued to employees																	6,532
Purchase / Sale (Disposition) of subsidiary shares, etc., net																						441
Other net change in noncontrolling interests																						(1,103)
Gain on sales of treasury stock				4,490
Issuance and exercise of common stock options				(5,045)
Beneficial conversion feature relating to convertible bond				413
Other net change in additional paid-in capital				(576)
Net change during period												982					66
Balance at end of year at Sep. 30, 2009	359,265			384,272				1,060,227				(72,487)		(395)	(45,033)		(70,305)		1,615,939			11,101			1,627,040
Balance at end of period at Sep. 30, 2009															(140,771)
Balance at beginning of year at Mar. 31, 2010	594,493		7,612	635,828		12,860		1,074,213		(890)		(74,330)		(417)	(34,802)	(820)	(68,473)			73		6,085			2,133,014
Net income attributable to NHI shareholders						40		3,373																59	4,968
Cumulative effect of change in accounting principle						(57)	[1],[3]	(4,734)	[1],[3]
Net income (loss) attributable to noncontrolling interests																				19		1,595		19	1,595
Repurchases of common stock																(447)	(37,367)
Pension liability adjustment														22	1,808									22	1,808
Cash dividends						(172)	[2]	(14,402)	[2]											(1)	[2]	(68)	[2]
Sales of common stock																0	2
Cumulative translation adjustments																				(12)		(1,060)		(412)	(34,507)
Common stock issued to employees																84	6,990
Purchase / Sale (Disposition) of subsidiary shares, etc., net																				0		0
Other net change in noncontrolling interests																				30		2,335
Gain on sales of treasury stock			25	2,135
Issuance and exercise of common stock options			4	300
Net change during period										(400)	[1]	(33,447)	[1]
Balance at end of year at Sep. 30, 2010	¥ 594,493	$ 7,117	$ 7,641	¥ 638,263		$ 12,671		¥ 1,058,450		$ (1,290)		¥ (107,777)		$ (1,685)	¥ (32,994)	$ (1,183)	¥ (98,848)	$ 24,561	¥ 2,051,587	$ 109		¥ 9,087		$ 24,670	¥ 2,060,674

[1]	Cumulative effect of change in accounting principle for the six months ended September 30, 2009 was previously reported as Adjustments to initially apply “Contracts in entity’s own equity”.
[2]	Dividends per share Six months ended September 30, 2009 ¥4.00 Three months ended September 30, 2009 ¥ 4.00 Six months ended September 30, 2010 ¥4.00 Three months ended September 30, 2010 ¥ 4.00
[3]	Cumulative effect of change in accounting principle for the six months ended September 30, 2010 are adjustments to initially apply Accounting Standards Update (“ASU”) No. 2009-17, “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”).

Consolidated Statements of Changes in Equity (Parenthetical) (JPY ¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Statement of Stockholders' Equity
Dividends per share	¥ 4	¥ 4	¥ 4	¥ 4

Consolidated Statements of Comprehensive Income In Millions	3 Months Ended			6 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Sep. 30, 2009 JPY ( ¥)	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Sep. 30, 2009 JPY ( ¥)
Statement of Income and Comprehensive Income
Net income	$ 23	¥ 1,938	¥ 28,341	$ 59	¥ 4,968	¥ 39,084
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(69)	(5,780)	(17,856)	(412)	(34,507)	681
Defined benefit pension plans:
Pension liability adjustment	5	472	1,082	37	3,069	(100)
Deferred income taxes	(2)	(194)	(421)	(15)	(1,261)	35
Total	3	278	661	22	1,808	(65)
Total other comprehensive income (loss)	(66)	(5,502)	(17,195)	(390)	(32,699)	616
Comprehensive income (loss)	(43)	(3,564)	11,146	(331)	(27,731)	39,700
Less: Comprehensive income (loss) attributable to noncontrolling interest in subsidiary	4	354	196	7	535	(352)
Comprehensive income (loss) attributable to NHI shareholders	$ (47)	¥ (3,918)	¥ 10,950	$ (338)	¥ (28,266)	¥ 40,052

Consolidated Statements of Cash Flows In Millions	6 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 JPY ( ¥)	Sep. 30, 2009 JPY ( ¥)
Cash flows from operating activities:
Net income	$ 59	¥ 4,968	¥ 39,084
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	444	37,055	34,931
(Gain) loss on investments in equity securities	192	16,028	(7,387)
Deferred income taxes	222	18,508	14,066
Changes in operating assets and liabilities:
Time deposits	(802)	(66,987)	385,281
Deposits with stock exchanges and other segregated cash	(511)	(42,684)	100,489
Trading assets and private equity investments	(20,433)	(1,706,764)	(1,902,840)
Trading liabilities	13,129	1,096,676	3,187,797
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	5,688	475,091	(226,621)
Securities borrowed, net of securities loaned	(11,704)	(977,595)	(521,033)
Other secured borrowings	(770)	(64,316)	(1,672,970)
Loans and receivables, net of allowance for doubtful accounts	(404)	(33,753)	(44,826)
Payables	(1,178)	(98,378)	(194,619)
Bonus accrual	(1,012)	(84,531)	1,080
Accrued income taxes, net	(149)	(12,470)	52,056
Other, net	4,114	343,622	147,223
Net cash used in operating activities	(13,115)	(1,095,530)	(608,289)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(1,121)	(93,648)	(35,763)
Proceeds from sales of office buildings, land, equipment and facilities	714	59,634	7
Proceeds from sales of investments in equity securities	24	1,955	499
Increase in loans receivable at banks, net	(191)	(15,950)	(64,578)
Increase in non-trading debt securities, net	(1,952)	(163,037)	(22,834)
Other, net	71	5,964	8,288
Net cash used in investing activities	(2,455)	(205,082)	(114,381)
Cash flows from financing activities:
Increase in long-term borrowings	15,587	1,302,017	1,184,232
Decrease in long-term borrowings	(6,994)	(584,219)	(696,784)
Increase (decrease) in short-term borrowings, net	(1,017)	(84,922)	66,080
Increase in deposits received at banks, net	3,086	257,753	57,098
Proceeds from sales of common stock held in treasury	0	6	8
Payments for repurchases of common stock held in treasury	(447)	(37,367)	(10)
Payments for cash dividends	(176)	(14,680)
Net cash provided by financing activities	10,039	838,588	610,624
Effect of exchange rate changes on cash and cash equivalents	(284)	(23,719)	6,914
Net decrease in cash and cash equivalents	(5,815)	(485,743)	(105,132)
Cash and cash equivalents at beginning of period	12,219	1,020,647	613,566
Cash and cash equivalents at end of period	6,404	534,904	508,434
Cash paid during the year for-
Interest	1,143	95,511	133,675
Income tax payments, net	204	17,063	(60,191)
Exercised convertible bonds			75,000
Increase in common stock			37,500
Increase in additional paid-in capital			37,500
Increase in assets	3,396	283,697
Increase in liabilities	$ 3,572	¥ 298,331

Summary of accounting policies	6 Months Ended
Sep. 30, 2010
Summary of accounting policies
Summary of accounting policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (the "Company") and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government customers on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as "Nomura."

Nomura structures its business segments based upon the nature of specific products and services, its main customer base and its management structure. In April 2010, Nomura established the Wholesale Division, encompassing the operations previously conducted by the Global Markets, the Investment Banking and the Merchant Banking divisions. This realignment consisted of merging the Global Markets, the Investment Banking and the Merchant Banking segments and realigning our businesses into three segments: Retail, Asset Management and Wholesale. In its Retail business, Nomura provides investment consultation services mainly to individual customers in Japan. In its Asset Management business, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale business, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to institutions domestically and abroad as well as providing investment banking services such as the underwriting of bonds and equities as well as mergers and acquisition and financial advice.

For details of other accounting policies applied by Nomura within these consolidated financial statements, please refer to the accounting policies which are disclosed in the notes to the consolidated financial statements of Nomura's Form 20-F for the year ended March 31, 2010 filed on June 29, 2010.

Changes in accounting policies—

No new accounting pronouncements relevant to Nomura have been adopted during the three months ended September 30, 2010:

The following other new accounting pronouncements relevant to Nomura were adopted during the three months ended June 30, 2010:

Transfers of financial assets and consolidation of variable interest entities

In December 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" ("ASU 2009-16") which incorporated new guidance for the accounting for transfers of financial assets into Accounting Standards Codification ("ASC") 860. ASU 2009-16 changes the requirements for derecognizing financial assets, eliminates the concept of a qualified special purpose entity ("QSPE"), and requires additional disclosures about transfers of financial assets and a transferor's continuing involvement with transfers accounted for as sales. The requirements for derecognizing financial assets include new restrictions regarding when a portion of a financial asset may be accounted for as a sale, as well as a clarification of the criteria required for legal isolation of the transferred assets. Entities previously considered as QSPEs are now evaluated for consolidation under the revised guidance provided by ASC 810 "Consolidation" ("ASC 810"), as amended by ASU 2009-17, as described below, provided Nomura had variable interests in those entities at the adoption date.

Nomura prospectively adopted the amendments to ASC 860 "Transfers and Servicing" ("ASC 860") from ASU 2009-16 as of April 1, 2010. The adoption did not have a material impact on these financial statements.

In December 2009, the FASB issued ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17") which incorporated new guidance for the consolidation of variable interest entities ("VIEs") into ASC 810.

ASU 2009-17 amended the rules defining VIEs and requires a company to perform a qualitative analysis to determine if a VIE should be consolidated. If a company has variable interests that provide it with power over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses meeting a significance test, the company consolidates the entity, provided that the company is not acting as a fiduciary for other interest holders. Under the new qualitative approach, a quantitative analysis of exposure to expected benefit and loss is no longer determinative in isolation. ASU 2009-17 also requires the consolidation or deconsolidation of VIEs to be evaluated on an ongoing basis, which differs from previous guidance that required evaluation when Nomura first became involved with a VIE and only upon occurrence of certain triggering events.

ASU 2009-17 contains special transition provisions governing whether the assets, liabilities, and noncontrolling interests resulting from consolidation of entities at the date of adoption should occur at their carrying amounts (as if such entities had been consolidated under the revised guidance prior to the adoption date), fair value, or at unpaid principal balances. At adoption, differences between the net amount added to the balance sheet upon consolidation and the amount previously recognized on an unconsolidated basis are recognized as a cumulative adjustment to the beginning balance of retained earnings.

In February 2010, the FASB issued ASU No. 2010-10 "Consolidation (Topic 810): Amendments for Certain Investment Funds" ("ASU 2010-10") which indefinitely deferred the amendments to ASC 810 introduced by ASU 2009-17 for certain entities that qualify as investment companies under ASC 946 "Financial Services—Investment Companies" ("ASC 946") or for which it is industry practice to apply guidance consistent with the measurement principles in ASC 946, so long as such Nomura has no explicit or implicit obligation to fund losses of the entity that could potentially be significant to the entity (except for certain qualifying money market funds). The ASU does not defer the revised disclosures requirements of ASU 2009-17 for entities determined to be VIEs under guidance existing prior to ASU 2009-17.

Nomura adopted the revised guidance in ASC 810 introduced by ASU 2009-17 and ASU 2010-10 on April 1, 2010 and has analyzed the impact on all QSPEs, SPEs, funds and similar entities with which it is involved. Entities qualifying for the deferral under ASU 2010-10 continue to be assessed for consolidation under the guidance included in ASC 810 prior to amendment thereof by ASU 2009-17.

Based on the results of this analysis, Nomura consolidated certain securitization vehicles, which increased total assets by ¥292 billion, total liabilities by ¥297 billion, and decreased total shareholders' equity by ¥5 billion upon adoption as of April 1, 2010. The increase in total assets also did not have a significant effect on Nomura's calculation of risk-weighted assets and therefore did not have a significant effect on Nomura's capital ratios.

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Enhanced disclosures about the credit quality of financing receivables and the allowance for loan losses

In July 2010, the FASB issued ASU No. 2010-20 "Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" ("ASU 2010-20") which requires greater transparency of a reporting entity's exposure to credit losses from lending arrangements. ASU 2010-20 significantly expands disclosures by requiring more robust and disaggregated disclosures for the following:

•	Nonaccrual and past due financing receivables;

•	The allowance for credit losses related to financing receivables;

•	Impaired loans (individually evaluated for impairment);

•	Credit quality information; and

•	Modifications (i.e. troubled debt restructurings).

For public entities such as Nomura, the new and amended disclosures that relate to information as of the end of a reporting period (i.e. balance sheet disclosures) will be effective for the first interim or annual reporting periods ending on or after December 15, 2010. Nomura will therefore include these disclosures within its interim consolidated financial statements as of December 31, 2010. New disclosures regarding activity that occurs during a reporting period (i.e. statement of operations disclosures) will be effective for the first interim or annual periods beginning on or after December 15, 2010. Nomura will therefore make these disclosures for the final quarter within its annual report for the year ending March 31, 2011.

Because the ASU only introduces new disclosures and does not affect the accounting applied to financing receivables, adoption of the new disclosure requirements is not expected to have a material impact on Nomura's consolidated financial statements.

Revenue recognition of multiple-deliverable revenue arrangements

In October 2009, the FASB issued ASU No. 2009-13 "Multiple-Deliverable Revenue Arrangements-a consensus of the FASB Emerging Issues Task Force" ("ASU 2009-13"), which amends the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit.

ASU 2009-13 is effective prospectively from fiscal years beginning on or after June 15, 2010 with early adoption permitted. Nomura will therefore adopt the new guidance from April 1, 2011 and does not currently expect the guidance to have a material impact on Nomura's consolidated financial statements.

Expanded disclosures regarding fair value measurements

In January 2010, the FASB issued ASU No. 2010-06 "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06") which expands the disclosures requirements of ASC 820 "Fair Value Measurements and Disclosures" ("ASC 820"), including a requirement that information about purchases, sales, issuances and settlements of Level 3 instruments be provided on a gross basis.

The majority of the disclosure requirements of ASU 2010-06 were effective for interim or annual periods beginning after December 15, 2009, which for Nomura was the fourth quarter beginning on January 1, 2010 and therefore these disclosures are already now included in Nomura's consolidated financial statements. Gross information on purchases, sales, issuances and settlements is required in fiscal years beginning after December 15, 2010 and interim periods within those fiscal years. Nomura will therefore include these disclosures within its Form 20-F for the year ending March 31, 2012 and interim periods within that fiscal year.

Because the ASU only introduces new disclosures and does not affect how Nomura measures fair value, adoption of the new disclosure requirements is not expected to have a material impact on Nomura's consolidated financial statements.

U.S. dollar amounts	6 Months Ended
Sep. 30, 2010
U.S. dollar amounts
U.S. dollar amounts:

2. U.S. dollar amounts:

The U.S. dollar amounts are included solely for the convenience of the reader and have been translated at the rate of ¥83.53 = U.S. $1, the noon buying rate in New York City for cable transfers in foreign currencies as certified for customs purposes by the Federal Reserve Bank of New York on September 30, 2010. This translation should not be construed to imply that the yen amounts actually represent, or have been or could be converted into, equivalent amounts in U.S. dollars.

Fair value of financial instruments	6 Months Ended
Sep. 30, 2010
Fair value of financial instruments
Fair value of financial instruments

3. Fair value of financial instruments:

The fair value of financial instruments

A significant amount of Nomura's financial instruments are carried at fair value or at amounts that approximate fair value. Financial assets carried at fair value on a recurring basis are included in the consolidated balance sheets within Trading assets and private equity investments, Loans and receivables and Other assets. Financial liabilities carried at fair value on a recurring basis are included within Trading liabilities, Short-term borrowings, Payables and deposits, Long-term borrowings and Other liabilities.

Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura's principal market, or in the absence of the principal market, the most advantageous market for the relevant financial assets or financial liabilities.

Financial assets also include investments in certain funds for which Nomura applies ASC 820 where as a practical expedient, fair value is determined on the basis of net asset value per share ("NAV per share") if the NAV per share is calculated in accordance with certain industry standard principles.

Increases and decreases in the fair value of assets and liabilities will significantly impact Nomura's position, performance, liquidity and capital resources. As explained later, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. Where appropriate, Nomura uses economic hedging strategies to mitigate its risk, although these hedges are also subject to unpredictable movements in the market.

Valuation methodology for financial instruments carried at fair value on a recurring basis

The fair value of financial instruments is based on quoted market prices, including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash and over-the-counter ("OTC") contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer range which best represents Nomura's estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.

Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models, incorporating observable parameters, unobservable parameters or a combination of both. Valuation pricing models use parameters which would be considered by market participants in valuing similar financial instruments.

Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close out adjustments, and other appropriate instrument-specific adjustments, such as those instruments under trade restrictions.

The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.

For example, the fair value of certain financial instruments includes adjustments for credit risk; both with regards to counterparty credit risk on positions held and Nomura's own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura's liabilities as is used to measure counterparty credit risk on Nomura's assets.

Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The global risk management unit reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about the model's suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models, and analysis of risk profiles.

As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura's estimates of fair value in the future, potentially affecting trading gains and losses. As financial contracts have longer maturity dates, Nomura's estimates of fair value may involve greater subjectivity due to the lack of transparent market data available upon which include base assumptions underlying valuation pricing models.

Concentrations of credit risk

Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrates on bonds issued by the Japanese Government, U.S. Government, Governments within the EU, their states and municipalities, and their agencies. These concentrations generally arise from taking trading securities positions and are reported in Trading assets in the consolidated balance sheets. Government, state, municipal, and government agency securities, including Securities pledged as collateral, represented 21% of total assets as of September 30, 2010 and 21% as of March 31, 2010. The following table presents geographic allocations of Nomura's trading assets related to government, state, municipal, and government agency securities. Please see Note 4, "Derivative instruments and hedging activities" about the concentration of credit risk for derivatives.

	Billions of yen
	September 30, 2010
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥3,125	¥1,237	¥2,406	¥321	¥7,089

	Billions of yen
	March 31, 2010
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,756	¥1,635	¥2,270	¥232	¥6,893

	Translation into billions of U.S. dollars
	September 30, 2010
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	$37.42	$14.81	$28.81	$3.84	$84.88

(1)	Other than above, there were ¥324 billion ( $ 3.87 billion) of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of September 30, 2010 and ¥187 billion as of March 31, 2010. The vast majority of these securities are Japanese governments, states, municipalities and agency securities.

Fair value hierarchy

All financial instruments measured at fair value, including those carried at fair value using the fair value option, have been categorized into a three-level hierarchy ("the fair value hierarchy") based on the transparency of inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:

Level 1:

Unadjusted quoted prices in active markets for identical assets or liabilities accessible by Nomura at the measurement date.

Level 2:

Quoted prices in inactive markets or containing other inputs which are observable, either directly or indirectly. Valuation techniques using observable inputs reflect assumptions used by market participants in pricing financial instruments and are based on data obtained from independent market sources at the measurement date.

Level 3:

Unobservable inputs that are significant to the fair value measurement of the financial instrument. Valuation techniques using unobservable inputs reflect management's assumptions about the estimates used by other market participants in valuing similar financial instruments. These valuation techniques are developed based on the best available information at the measurement date.

The availability of inputs observable in the market varies by product and can be affected by a variety of factors. Significant factors include, but are not restricted to the prevalence of similar products in the market, especially for customized products, how established the product is in the market, for example, whether it is a new product or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.

Significant judgments used in determining the classification of financial instruments include the nature of the market in which the product would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar instruments.

Where valuation models include the use of parameters which are less observable or unobservable in the market, significant management judgment is used in establishing fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.

Certain criteria management use to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present information about Nomura's financial assets and financial liabilities measured at fair value on a recurring basis as of September 30, 2010 and March 31, 2010, respectively within the fair value hierarchy.

	Billions of yen
	September 30, 2010
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2010
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥775	¥1,241	¥135	¥—	¥2,151
Private equity(3)	—	0	310	—	310
Japanese government securities	2,960	—	—	—	2,960
Japanese agency and municipal securities	150	12	3	—	165
Foreign government, agency and municipal securities	3,131	803	30	—	3,964
Bank and corporate debt securities and loans for trading purposes	103	1,620	118	—	1,841
Commercial mortgage-backed securities ("CMBS")	—	147	10	—	157
Residential mortgage-backed securities ("RMBS")	11	1,800	6	—	1,817
Mortgage and other mortgage-backed securities	—	1	161	—	162
Collateralized debt obligations ("CDO")	—	80	26	—	106
Investment trust funds and other	56	65	10	—	131

Total cash instruments	7,186	5,769	809	—	13,764

Derivatives(4):
Equity contracts	672	637	77	—	1,386
Interest rate contracts	15	18,279	164	—	18,458
Credit contracts	0	1,630	362	—	1,992
Foreign exchange contracts	0	1,312	20	—	1,332
Commodity contracts	12	33	1	—	46
Netting	—	—	—	(21,536)	(21,536)

Total derivatives	699	21,891	624	(21,536)	1,678

Sub Total	¥7,885	¥27,660	¥1,433	¥(21,536)	¥15,442

Loans and receivables(5)	—	570	3	—	573
Other assets	517	55	38	—	610

Total	¥8,402	¥28,285	¥1,474	¥(21,536)	¥16,625

Liabilities:
Trading liabilities
Equities	¥1,390	¥130	¥0	¥—	¥1,520
Japanese government securities	1,628	—	—	—	1,628
Foreign government, agency and municipal securities	2,797	516	—	—	3,313
Bank and corporate debt securities	1	356	—	—	357
Commercial mortgage-backed securities ("CMBS")	—	0	—	—	0
Residential mortgage-backed securities ("RMBS")	—	9	—	—	9
Collateralized debt obligations ("CDO")	—	0	—	—	0
Investment trust funds and other	7	0	—	—	7

Total cash instruments	5,823	1,011	0	—	6,834

Derivatives(4):
Equity contracts	748	734	40	—	1,522
Interest rate contracts	18	18,354	143	—	18,515
Credit contracts	0	1,545	406	—	1,951
Foreign exchange contracts	0	1,223	20	—	1,243
Commodity contracts	11	32	1	—	44
Netting	—	—	—	(21,534)	(21,534)

Total derivatives	777	21,888	610	(21,534)	1,741

Sub Total	¥6,600	¥22,899	¥610	¥(21,534)	¥8,575

Short-term borrowings(6)(7)	—	133	5	—	138
Payables and deposits(8)	—	0	(0)	—	(0)
Long-term borrowings(6)(7)(9)	130	1,637	89	—	1,856
Other liabilities	18	—	—	—	18

Total	¥6,748	¥24,669	¥704	¥(21,534)	¥10,587

	Billions of yen
	March 31, 2010
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2010
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥830	¥1,068	¥164	¥—	¥2,062
Private equity(3)	1	0	325	—	326
Japanese government securities	2,650	—	—	—	2,650
Japanese agency and municipal securities	104	2	0	—	106
Foreign government, agency and municipal securities	3,075	1,040	22	—	4,137
Bank and corporate debt securities and loans for trading purposes	165	1,599	131	—	1,895
Commercial mortgage-backed securities ("CMBS")	—	110	27	—	137
Residential mortgage-backed securities ("RMBS")	0	1,015	4	—	1,019
Mortgage and other mortgage-backed securities	—	47	117	—	164
Collateralized debt obligations ("CDO")	1	32	43	—	76
Investment trust funds and other	29	53	10	—	92

Total cash instruments	6,855	4,966	843	—	12,664

Derivatives(4):
Equity contracts	851	650	61	—	1,562
Interest rate contracts	3	11,849	172	—	12,024
Credit contracts	0	1,751	302	—	2,053
Foreign exchange contracts	—	701	14	—	715
Commodity contracts	6	24	2	—	32
Netting	—	—	—	(14,350)	(14,350)

Total derivatives	860	14,975	551	(14,350)	2,036

Sub Total	¥7,715	¥19,941	¥1,394	¥(14,350)	¥14,700

Loans and receivables(5)	8	674	10	—	692
Other assets	383	26	38	—	447

Total	¥8,106	¥20,641	¥1,442	¥(14,350)	¥15,839

Liabilities:
Trading liabilities
Equities	¥1,366	¥196	¥0	¥—	¥1,562
Japanese government securities	1,616	—	—	—	1,616
Foreign government, agency and municipal securities	2,334	426	—	—	2,760
Bank and corporate debt securities	—	257	0	—	257
Residential mortgage-backed securities ("RMBS")	—	2	—	—	2

Total cash instruments	5,316	881	0	—	6,197

Derivatives(4):
Equity contracts	941	790	29	—	1,760
Interest rate contracts	3	11,742	163	—	11,908
Credit contracts	0	1,660	360	—	2,020
Foreign exchange contracts	—	765	16	—	781
Commodity contracts	5	25	2	—	32
Netting	—	—	—	(14,341)	(14,341)

Total derivatives	949	14,982	570	(14,341)	2,160

Sub Total	¥6,265	¥15,863	¥570	¥(14,341)	¥8,357

Short-term borrowings(6)(7)	—	101	9	—	110
Payables and deposits(8)	—	0	0	—	0
Long-term borrowings(6)(7)(9)	91	1,521	(127)	—	1,485
Other liabilities	3	3	—	—	6

Total	¥6,359	¥17,488	¥452	¥(14,341)	¥9,958

	Translation into billions of U.S. dollars
	September 30, 2010
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2010
Assets:
Trading assets and private equity investments(2)
Equities(3)	$9.28	$14.86	$1.61	$—	$25.75
Private equity(3)	—	0.00	3.72	—	3.72
Japanese government securities	35.44	—	—	—	35.44
Japanese agency and municipal securities	1.80	0.14	0.04	—	1.98
Foreign government, agency and municipal securities	37.48	9.61	0.37	—	47.46
Bank and corporate debt securities and loans for trading purposes	1.23	19.40	1.41	—	22.04
Commercial mortgage-backed securities ("CMBS")	—	1.76	0.12	—	1.88
Residential mortgage-backed securities ("RMBS")	0.13	21.53	0.07	—	21.73
Mortgage and other mortgage-backed securities	—	0.01	1.93	—	1.94
Collateralized debt obligations ("CDO")	—	0.96	0.31	—	1.27
Investment trust funds and other	0.67	0.78	0.12	—	1.57

Total cash instruments	86.03	69.05	9.70	—	164.78

Derivatives(4):
Equity contracts	8.05	7.63	0.91	—	16.59
Interest rate contracts	0.18	218.83	1.96	—	220.97
Credit contracts	0.00	19.51	4.34	—	23.85
Foreign exchange contracts	0.00	15.71	0.24	—	15.95
Commodity contracts	0.14	0.40	0.01	—	0.55
Netting	—	—	—	(257.82)	(257.82)

Total derivatives	8.37	262.08	7.46	(257.82)	20.09

Sub Total	$94.40	$331.13	$17.16	$(257.82)	$184.87

Loans and receivables(5)	—	6.82	0.04	—	6.86
Other assets	6.19	0.66	0.45	—	7.30

Total	$100.59	$338.61	$17.65	$(257.82)	$199.03

Liabilities:
Trading liabilities
Equities	$16.63	$1.56	$0.00	$—	$18.19
Japanese government securities	19.49	—	—	—	19.49
Foreign government, agency and municipal securities	33.48	6.18	—	—	39.66
Bank and corporate debt securities	0.01	4.27	—	—	4.28
Commercial mortgage-backed securities ("CMBS")	—	0.00	—	—	0.00
Residential mortgage-backed securities ("RMBS")	—	0.11	—	—	0.11
Collateralized debt obligations ("CDO")	—	0.00	—	—	0.00
Investment trust funds and other	0.08	0.00	—	—	0.08

Total cash instruments	69.69	12.12	0.00	—	81.81

Derivatives(4):
Equity contracts	8.95	8.79	0.48	—	18.22
Interest rate contracts	0.22	219.73	1.71	—	221.66
Credit contracts	0.00	18.50	4.86	—	23.36
Foreign exchange contracts	0.00	14.64	0.24	—	14.88
Commodity contracts	0.13	0.39	0.01	—	0.53
Netting	—	—	—	(257.80)	(257.80)

Total derivatives	9.30	262.05	7.30	(257.80)	20.85

Sub Total	$78.99	$274.17	$7.30	$(257.80)	$102.66

Short-term borrowings(6)(7)	—	1.59	0.06	—	1.65
Payables and deposits(8)	—	0.00	(0.00)	—	(0.00)
Long-term borrowings(6)(7)(9)	1.56	19.59	1.07	—	22.22
Other liabilities	0.22	—	—	—	0.22

Total	$80.77	$295.35	$8.43	$(257.80)	$126.75

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to apply the fair value option.
(4)	Each derivative classification includes derivatives referring to multiple risk components. For example, interest rates contracts include complex derivatives referring to interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referring to corporate and derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
(5)	Includes loans for which Nomura elected the fair value option.
(6)	Includes structured notes for which Nomura elected the fair value option.
(7)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(8)	Includes embedded derivatives bifurcated from the deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(9)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Valuation methodology by major class of financial asset and financial liability

The valuation methodology used by Nomura to estimate fair value for major classes of financial assets and financial liabilities, together with the significant inputs which determine classification in the fair value hierarchy, is as follows:

Equities—Equities include direct holdings of both listed and unlisted equity securities, and fund investments. Listed equity securities are valued using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid/offer prices as applicable or mid-market prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value, even if Nomura has a large "block" holding and the block could not be disposed of in its entirety at the quoted price. Listed equities traded in inactive markets are valued using the exchange price as adjusted to reflect liquidity and bid offer spreads and are classified in Level 2. Unlisted equity securities are valued using the same methodology as private equity investments described below and are usually classified as Level 3 because of the management judgment involved. As a practical expedient, fund investments are generally valued using NAV per share where available. Publicly-traded mutual funds which are valued using a daily NAV per share are classified as Level 1. Investments in funds where Nomura has the ability to redeem its investment with the investee at NAV per share as of the balance sheet date or within the near term are classified as Level 2. Investments in funds where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Private equity—The valuation of unlisted private equity investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third-party evidence of a change in value. Adjustments are also made, in the absence of third-party transactions, if it is determined that the expected exit price of the investment is different from the carrying value. In reaching that determination, Nomura primarily uses either its own internal valuation models based on projected future cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital or comparable market multiple valuations such as EV/EBITDA (Enterprise Value/EBITDA), PE Ratio (Price/Earnings Ratio), Price/Embedded Value Ratio and other multiples based on relationships between numbers reported in the financial statements and the price of comparable companies. Where possible these valuations are compared with the operating cash flows and financial performance of the companies or properties relative to budgets or projections, price/earnings data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity investments are generally classified as Level 3.

Government, state, municipal and agency securities—Japanese and other G7 government securities are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy. Non-G7 government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified as Level 2 as they are traded in markets that are not considered to be active. Certain Non-G7 securities may be classified as Level 1 because they trade in active markets and there is sufficient information from a liquid exchange or multiple sources to classify them as Level 1. Certain securities may be classified as Level 3 because they trade infrequently and there is not sufficient information.

Corporate debt securities—The valuation of corporate debt securities is primarily performed using internal models and market inputs such as price quotes and recent market transactions of identical or similar debt, yield curves, asset swap spreads and credit default spreads. Most corporate debt securities are classified in Level 2 because the modeling inputs are usually observable. Certain corporate debt securities may be classified as Level 1 because they trade in active markets where there is sufficient information from a liquid exchange or multiple sources and they are valued using an unadjusted quote for an identical instrument. Certain securities may be classified as Level 3 because they trade infrequently and there is insufficient information from comparable securities to classify them as Level 2.

Commercial mortgage-backed securities ("CMBS") and residential mortgage-backed securities ("RMBS")—The fair value of CMBS and RMBS is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. CMBS and RMBS securities are classified primarily as Level 2 if all significant inputs are observable. For certain asset classes, no direct pricing sources or comparable indices are available and valuation is based on a combination of indices. These securities are classified as Level 3.

Mortgage and other mortgage-backed securities—The fair value of other mortgage-backed securities is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. Where all significant inputs are observable, the securities will be classified as Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are classified as Level 3.

Collateralized debt obligations ("CDO")—CDOs are valued using internal models where quoted market prices do not exist. Key inputs used by the model include market spread data for each credit rating, prepayment speeds, recovery rates and default probabilities. Since some of these inputs are unobservable, certain CDOs are classified as Level 3.

Investment trust funds and other—Investment trust funds are generally valued using NAV per share. Publicly-traded funds which are valued using a daily NAV per share are classified as Level 1. For funds that are not publicly-traded where this does not apply but Nomura has the ability to redeem its investment with the investee at NAV per share on the balance sheet date or within the near term the investments are classified as Level 2. Investments where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Derivatives— Exchange-traded derivatives are usually valued using unadjusted quoted market prices and are therefore classified as Level 1. Where exchange-traded derivatives are not valued at the exchange price due to timing differences, these are classified as Level 2. OTC derivatives are valued by internal models using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Valuation techniques include simple discounted expected cash flow techniques and Black-Scholes and Monte Carlo simulations. For OTC derivatives that trade in liquid markets, such as plain vanilla forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Derivatives that are valued using models with significant unobservable inputs such as correlation, long-dated volatility, credit curves or other unobservable inputs are classified within Level 3. Examples of derivatives classified as Level 3 by Nomura include exotic interest rate derivatives, exotic foreign exchange derivatives, exotic equity derivatives, exotic derivatives including a combination of interest rate, foreign exchange and equity risks and certain other transactions including long-dated or exotic credit derivatives. Valuation adjustments are recorded to model valuations which do not calibrate to market and consider all factors that would impact fair value including bid offer, liquidity and credit risk; both with regards to counterparty credit risk on derivative assets and Nomura's own creditworthiness on derivative liabilities.

Loans—The valuation of loans and loan commitments is also performed primarily through internal models using similar inputs to corporate debt securities as quoted prices are usually not available. Where there are no significant inputs which are unobservable, loans are classified as Level 2. Certain loans, however, may be classified as Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them as Level 2.

Short-term and long-term borrowings ("Structured notes")—Structured notes are debt securities issued by Nomura which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable such as an equity or equity index, commodity product, foreign exchange rate, credit rating of a third party or a more complex interest rate. The fair value of structured notes is estimated using a quoted price in an active market for the identical liability if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, and also the amount at the measurement date that Nomura would pay to transfer the identical liability or would receive if the identical liability is entered at the measurement date. The fair value of structured notes includes an adjustment to reflect Nomura's own creditworthiness. This adjustment can differ depending on the market in which the structured note is issued and traded. Structured notes are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Secured financing transactions—Liability recognized from secured financing transactions is recognized when a transfer of a financial asset does not meet the criteria for sales accounting and therefore the transaction is accounted for as a secured borrowing. This liability is valued using the same methodology that is applied to the transferred financial instruments which remain on the consolidated balance sheets and is therefore classified in the same level in the fair value hierarchy as the transferred financial asset. These liabilities do not provide general recourse to Nomura and therefore no adjustment is made to reflect Nomura's own creditworthiness.

Level 3 financial assets and financial liabilities

Level 3 financial assets and financial liabilities consist of instruments whose valuations are significantly dependent on inputs which are unobservable in the market. Financial instruments are categorized in accordance with their lowest level significant input. As a result, a financial instrument valued using a combination of Level 1, Level 2 and Level 3 inputs would be classified in Level 3 in its entirety, if its value is significantly affected by at least one significant unobservable input.

Financial instruments classified as Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy and the gains or losses below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 instruments are also measured using both observable and unobservable inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable parameters.

The following tables in this note that relate to the six months ended September 30, 2009 and the three months ended September 30, 2009 are prepared in accordance with the disclosure requirements in effect prior to certain amendments to ASC 820 that Nomura adopted during the year ended March 31, 2010.

The following tables present the gains and losses as well as increases and decreases of assets and liabilities measured at fair value on a recurring basis which Nomura classified as Level 3 for the six months ended September 30, 2009 and 2010, three months ended September 30, 2009 and 2010, respectively.

	Billions of yen
	Six months ended September 30, 2009
		Unrealized and realized gains/losses included in revenue
	Opening balance as of six months ended September 30, 2009	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2009
Assets:
Trading assets and private equity investments
Equities	¥284	¥(20)	¥—	¥—	¥(1)	¥(21)	¥(20)	¥(9)	¥234
Private equity	322	—	—	(2)	—	(2)	(1)	—	319
Japanese agency and municipal securities	0	0	—	—	—	0	0	—	0
Foreign government, agency and municipal securities	34	2	—	—	—	2	(3)	2	35
Bank and corporate debt securities and loans for trading purposes	485	(2)	—	—	0	(2)	(183)	(111)	189
Commercial mortgage-backed securities ("CMBS")	12	(7)	—	—	—	(7)	66	0	71
Residential mortgage-backed securities ("RMBS")	12	(0)	—	—	—	(0)	(4)	2	10
Mortgage and other mortgage-backed securities	234	6	—	—	—	6	(51)	(0)	189
Collateralized debt obligations ("CDO")	17	1	—	—	—	1	10	0	28
Investment trust funds and other	5	0	—	—	—	0	5	—	10
Derivative contracts, net	267	(41)	—	—	—	(41)	(58)	(31)	137

Sub Total	1,672	(61)	—	(2)	(1)	(64)	(239)	(147)	1,222

Loans and receivables	4	0	—	—	—	0	(1)	—	3
Other assets	50	(1)	(0)	—	—	(1)	(6)	(1)	42

Total	¥1,726	¥(62)	¥(0)	¥(2)	¥(1)	¥(65)	¥(246)	¥(148)	¥1,267

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(1)	¥0
Bank and corporate debt securities	0	—	—	—	—	—	1	—	1

Sub Total	1	0	—	—	—	0	1	(1)	1

Short-term borrowings	8	7	—	—	—	7	5	0	6
Payables and deposits	(1)	(0)	—	—	—	(0)	—	—	(1)
Long-term borrowings	(81)	97	—	—	—	97	145	8	(25)
Other Liabilities	—	—	—	—	—	—	0	—	0

Total	¥(73)	¥104	¥—	¥—	¥—	¥104	¥151	¥7	¥(19)

	Billions of yen
	Six months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of six months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	¥164	¥(2)	¥—	¥—	¥(0)	¥(2)	¥(26)	¥(1)	¥135
Private equity	325	—	—	(2)	—	(2)	(13)	—	310
Japanese agency and municipal securities	0	0	—	—	—	0	3	0	3
Foreign government, agency and municipal securities	22	2	—	—	—	2	1	5	30
Bank and corporate debt securities and loans for trading purposes	131	4	—	—	0	4	(14)	(3)	118
Commercial mortgage-backed securities ("CMBS")	27	0	—	—	—	0	(3)	(14)	10
Residential mortgage-backed securities ("RMBS")	4	0	—	—	—	0	(1)	3	6
Mortgage and other mortgage-backed securities	117	2	—	—	—	2	40	2	161
Collateralized debt obligations ("CDO")	43	(1)	—	—	—	(1)	(14)	(2)	26
Investment trust funds and other	10	1	—	—	—	1	(1)	—	10

Total cash instruments	843	6	—	(2)	(0)	4	(28)	(10)	809

Derivative contracts, net(5)
Equity contract	32	5	—	—	—	5	(3)	3	37
Interest rate contracts	9	34	—	—	—	34	(8)	(14)	21
Credit contracts	(58)	(38)	—	—	—	(38)	47	5	(44)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(0)	4	(0)
Commodity contracts	(0)	1	—	—	—	1	(0)	(1)	(0)

Total derivative, net	(19)	(0)	—	—	—	(0)	36	(3)	14

Sub Total	824	6	—	(2)	(0)	4	8	(13)	823

Loans and receivables	10	0	—	—	—	0	(1)	(6)	3
Other assets	38	(0)	1	—	—	1	(1)	(0)	38

Total	¥872	¥6	¥1	¥(2)	¥(0)	¥5	¥6	¥(19)	¥864

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥0
Bank and corporate debt securities	0	—	—	—	—	—	(0)	—	—

Sub Total	0	(0)	—	—	—	(0)	(0)	(0)	0

Short-term borrowings	9	1	—	—	—	1	(6)	3	5
Payables and deposits	0	(0)	—	—	—	(0)	(0)	(0)	(0)
Long-term borrowings	(127)	22	—	—	—	22	249	(11)	89

Total	¥(118)	¥23	¥—	¥—	¥—	¥23	¥243	¥(8)	¥94

	Translation into billions of U.S. dollars
	Six months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of six months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	$1.95	$(0.02)	$—	$—	$(0.00)	$(0.02)	$(0.31)	$(0.01)	$1.61
Private equity	3.90	—	—	(0.02)	—	(0.02)	(0.16)	—	3.72
Japanese agency and municipal securities	0.00	0.00	—	—	—	0.00	0.04	0.00	0.04
Foreign government, agency and municipal securities	0.28	0.02	—	—	—	0.02	0.01	0.06	0.37
Bank and corporate debt securities and loans for trading purposes	1.57	0.05	—	—	0.00	0.05	(0.17)	(0.04)	1.41
Commercial mortgage-backed securities ("CMBS")	0.32	0.00	—	—	—	0.00	(0.04)	(0.16)	0.12
Residential mortgage-backed securities ("RMBS")	0.05	0.00	—	—	—	0.00	(0.01)	0.03	0.07
Mortgage and other mortgage-backed securities	1.40	0.02	—	—	—	0.02	0.49	0.02	1.93
Collateralized debt obligations ("CDO")	0.51	(0.01)	—	—	—	(0.01)	(0.17)	(0.02)	0.31
Investment trust funds and other	0.12	0.01	—	—	—	0.01	(0.01)	—	0.12

Total cash instruments	10.10	0.07	—	(0.02)	(0.00)	0.05	(0.33)	(0.12)	9.70

Derivative contracts, net(5)
Equity contract	0.37	0.06	—	—	—	0.06	(0.04)	0.04	0.43
Interest rate contracts	0.11	0.41	—	—	—	0.41	(0.10)	(0.17)	0.25
Credit contracts	(0.68)	(0.46)	—	—	—	(0.46)	0.56	0.06	(0.52)
Foreign exchange contracts	(0.02)	(0.02)	—	—	—	(0.02)	(0.00)	0.04	(0.00)
Commodity contracts	(0.00)	0.01	—	—	—	0.01	(0.00)	(0.01)	(0.00)

Total derivative, net	(0.22)	(0.00)	—	—	—	(0.00)	0.42	(0.04)	0.16

Sub Total	9.88	0.07	—	(0.02)	(0.00)	0.05	0.09	(0.16)	9.86

Loans and receivables	0.12	0.00	—	—	—	0.00	(0.01)	(0.07)	0.04
Other assets	0.45	(0.00)	0.01	—	—	0.01	(0.01)	(0.00)	0.45

Total	$10.45	$0.07	$0.01	$(0.02)	$(0.00)	$0.06	$0.07	$(0.23)	$10.35

Liabilities:
Trading liabilities
Equities	$0.00	(0.00)	$—	$—	$—	$(0.00)	$0.00	$(0.00)	$0.00
Bank and corporate debt securities	0.00	—	—	—	—	—	(0.00)	—	—

Sub Total	0.00	(0.00)	—	—	—	(0.00)	(0.00)	(0.00)	0.00

Short-term borrowings	0.11	0.01	—	—	—	0.01	(0.07)	0.03	0.06
Payables and deposits	0.00	(0.00)	—	—	—	(0.00)	(0.00)	(0.00)	(0.00)
Long-term borrowings	(1.52)	0.26	—	—	—	0.26	2.98	(0.13)	1.07

Total	$(1.41)	$0.27	$—	$—	$—	$0.27	$2.91	$(0.10)	$1.13

	Billions of yen
	Three months ended September 30, 2009
		Unrealized and realized gains/losses included in revenue
	Opening balance as of three months ended September 30, 2009	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2009
Assets:
Trading assets and private equity investments
Equities	¥328	¥15	¥—	¥—	¥(0)	¥15	¥(97)	¥(12)	¥234
Private equity	333	—	—	1	0	1	(15)	—	319
Japanese agency and municipal securities	0	0	—	—	—	0	(0)	—	0
Foreign government, agency and municipal securities	41	(1)	—	—	—	(1)	(3)	(2)	35
Bank and corporate debt securities and loans for trading purposes	272	4	—	—	0	4	(4)	(83)	189
Commercial mortgage-backed securities ("CMBS")	9	(7)	—	—	—	(7)	69	0	71
Residential mortgage-backed securities ("RMBS")	13	0	—	—	—	0	(5)	2	10
Mortgage and other mortgage-backed securities	197	9	—	—	—	9	(17)	(0)	189
Collateralized debt obligations ("CDO")	20	1	—	—	—	1	7	0	28
Investment trust funds and other	2	(1)	—	—	—	(1)	9	—	10
Derivative contracts, net	93	(3)	—	—	—	(3)	72	(25)	137

Sub Total	1,308	17	—	1	(0)	18	16	(120)	1,222

Loans and receivables	4	0	—	—	—	0	(1)	—	3
Other assets	49	(0)	(1)	—	—	(1)	(6)	—	42

Total	¥1,361	¥17	¥(1)	¥1	¥(0)	¥17	¥9	¥(120)	¥1,267

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥—	¥—	¥0	¥0	¥0	¥0
Bank and corporate debt securities	—	—	—	—	—	—	1	—	1

Sub Total	0	0	—	—	—	0	1	0	1

Short-term borrowings	1	1	—	—	—	1	6	0	6
Payables and deposits	(1)	0	—	—	—	0	—	—	(1)
Long-term borrowings	34	75	—	—	—	75	5	11	(25)
Other Liabilities	—	—	—	—	—	—	0	—	0

Total	¥34	¥76	¥—	¥—	¥—	¥76	¥12	¥11	¥(19)

	Billions of yen
	Three months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of three months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	¥162	¥(2)	¥—	¥—	¥(0)	¥(2)	¥(21)	¥(4)	¥135
Private equity	311	—	—	(1)	0	(1)	0	—	310
Japanese agency and municipal securities	0	0	—	—	—	0	3	0	3
Foreign government, agency and municipal securities	13	2	—	—	—	2	4	11	30
Bank and corporate debt securities and loans for trading purposes	136	3	—	—	0	3	(16)	(5)	118
Commercial mortgage-backed securities ("CMBS")	22	(0)	—	—	—	(0)	(3)	(9)	10
Residential mortgage-backed securities ("RMBS")	3	(0)	—	—	—	(0)	(0)	3	6
Mortgage and other mortgage-backed securities	171	5	—	—	—	5	(15)	—	161
Collateralized debt obligations ("CDO")	26	(0)	—	—	—	(0)	3	(3)	26
Investment trust funds and other	10	0	—	—	—	0	0	—	10

Total cash instruments	854	8	—	(1)	(0)	7	(45)	(7)	809

Derivative contracts, net(5)
Equity contract	31	6	—	—	—	6	(2)	2	37
Interest rate contracts	20	17	—	—	—	17	(17)	1	21
Credit contracts	(39)	(40)	—	—	—	(40)	28	7	(44)
Foreign exchange contracts	1	0	—	—	—	0	(2)	1	(0)
Commodity contracts	0	(0)	—	—	—	(0)	0	(0)	(0)

Total derivative, net	13	(17)	—	—	—	(17)	7	11	14

Sub Total	867	(9)	—	(1)	(0)	(10)	(38)	4	823

Loans and receivables	3	0	—	—	—	0	(0)	—	3
Other assets	38	(0)	0	—	—	0	(0)	—	38

Total	¥908	¥(9)	¥0	¥(1)	¥(0)	¥(10)	¥(38)	¥4	¥864

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Sub Total	0	(0)	—	—	—	(0)	(0)	(0)	0

Short-term borrowings	6	0	—	—	—	0	(0)	(1)	5
Payables and deposits	(0)	(0)	—	—	—	(0)	(0)	(0)	(0)
Long-term borrowings	44	(44)	—	—	—	(44)	5	(4)	89

Total	¥50	¥(44)	¥—	¥—	¥—	¥(44)	¥5	¥(5)	¥94

	Translation into billions of U.S. dollars
	Three months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of three months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	$1.93	$(0.02)	$—	$—	$(0.00)	$(0.02)	$(0.25)	$(0.05)	$1.61
Private equity	3.73	—	—	(0.01)	0.00	(0.01)	0.00	—	3.72
Japanese agency and municipal securities	0.00	0.00	—	—	—	0.00	0.04	0.00	0.04
Foreign government, agency and municipal securities	0.17	0.02	—	—	—	0.02	0.05	0.13	0.37
Bank and corporate debt securities and loans for trading purposes	1.63	0.04	—	—	0.00	0.04	(0.20)	(0.06)	1.41
Commercial mortgage-backed securities ("CMBS")	0.26	(0.00)	—	—	—	(0.00)	(0.04)	(0.10)	0.12
Residential mortgage-backed securities ("RMBS")	0.03	(0.00)	—	—	—	(0.00)	(0.00)	0.04	0.07
Mortgage and other mortgage-backed securities	2.05	0.06	—	—	—	0.06	(0.18)	—	1.93
Collateralized debt obligations ("CDO")	0.31	(0.00)	—	—	—	(0.00)	0.04	(0.04)	0.31
Investment trust funds and other	0.12	0.00	—	—	—	0.00	0.00	—	0.12

Total cash instruments	10.23	0.10	—	(0.01)	(0.00)	0.09	(0.54)	(0.08)	9.70

Derivative contracts, net(5)
Equity contract	0.36	0.07	—	—	—	0.07	(0.02)	0.02	0.43
Interest rate contracts	0.24	0.20	—	—	—	0.20	(0.20)	0.01	0.25
Credit contracts	(0.46)	(0.48)	—	—	—	(0.48)	0.34	0.08	(0.52)
Foreign exchange contracts	0.01	0.00	—	—	—	0.00	(0.02)	0.01	(0.00)
Commodity contracts	0.00	(0.00)	—	—	—	(0.00)	0.00	(0.00)	(0.00)

Total derivative, net	0.15	(0.21)	—	—	—	(0.21)	0.10	0.12	0.16

Sub Total	10.38	(0.11)	—	(0.01)	(0.00)	(0.12)	(0.44)	0.04	9.86

Loans and receivables	0.04	0.00	—	—	—	0.00	(0.00)	—	0.04
Other assets	0.45	(0.00)	0.00	—	—	0.00	(0.00)	—	0.45

Total	$10.87	$(0.11)	$0.00	$(0.01)	$(0.00)	$(0.12)	$(0.44)	$0.04	$10.35

Liabilities:
Trading liabilities
Equities	$0.00	$(0.00)	$—	$—	$—	$(0.00)	$(0.00)	$(0.00)	$0.00

Sub Total	0.00	(0.00)	—	—	—	(0.00)	(0.00)	(0.00)	0.00

Short-term borrowings	0.07	0.00	—	—	—	0.00	(0.00)	(0.01)	0.06
Payables and deposits	(0.00)	(0.00)	—	—	—	(0.00)	(0.00)	(0.00)	(0.00)
Long-term borrowings	0.53	(0.53)	—	—	—	(0.53)	0.06	(0.05)	1.07

Total	$0.60	$(0.53)	$—	$—	$—	$(0.53)	$0.06	$(0.06)	$1.13

(1)	Includes gains and losses recorded in Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Includes the effect of foreign exchange movements.
(3)	Includes the effect from the application of ASC 810 which has been amended in accordance with ASU 2009-16 and ASU 2009-17.
(4)	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.
(5)	Each derivative classification includes derivatives referring to multiple risk components. For example, interest rates contracts include complex derivatives referring to interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referring to corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology.

Significant transfers between levels during the year

Nomura assumes that transfer of the assets and liabilities from one Level to another Level occurs at the beginning of each quarter. The following significant transfers between levels in the fair value hierarchy were made during the six months ended September 30, 2010 and three months ended September 30, 2010:

Transfers between Level 1 and Level 2

Trading liabilities—Equities Approximately ¥62 billion ( $0.74 billion) were transferred from Level 2 to Level 1 due to increase in turnover velocity for the six months ended September 30, 2010. Approximately ¥62 billion ( $0.74 billion) were transferred from Level 2 to Level 1 due to increase in turnover velocity for the three months ended September 30, 2010.

Transfers between Level 2 and Level 3

There were no significant transfers between Level 2 and Level 3.

The following table presents the amounts of unrealized gains (losses) for the six months ended September 30, 2009 and 2010, three months ended September 30, 2009 and 2010, respectively, relating to those financial instruments which Nomura classified as Level 3 within the fair value hierarchy and that were still held by Nomura at the balance sheet date:

	Billions of yen
	Six months ended September 30, 2009
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥9	¥—	¥—	¥(1)	¥8
Private equity	—	—	(4)	—	(4)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	(3)	—	—	—	(3)
Bank and corporate debt securities and loans for trading purposes	58	—	—	—	58
Commercial mortgage-backed securities ("CMBS")	3	—	—	—	3
Residential mortgage-backed securities ("RMBS")	(0)	—	—	—	(0)
Mortgage and other mortgage-backed securities	2	—	—	—	2
Collateralized debt obligations ("CDO")	2	—	—	—	2
Investment trust funds and other	1	—	—	—	1
Derivative contracts, net	(69)	—	—	—	(69)

Sub Total	3	—	(4)	(1)	(2)

Loans and receivables	0	—	—	—	0
Other assets	(0)	—	—	—	(0)

Total	¥3	¥—	¥(4)	¥(1)	¥(2)

Liabilities:
Trading liabilities
Equities	¥0	¥—	¥—	¥—	¥0

Sub Total	0	—	—	—	0

Short-term borrowings	(4)	—	—	—	(4)
Payables and deposits	(0)	—	—	—	(0)
Long-term borrowings	40	—	—	—	40

Total	¥36	¥—	¥—	¥—	¥36

	Billions of yen
	Six months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(6)	¥—	¥—	¥(0)	¥(6)
Private equity	—	—	(3)	—	(3)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	3	—	—	—	3
Commercial mortgage-backed securities ("CMBS")	0	—	—	—	0
Residential mortgage-backed securities ("RMBS")	0	—	—	—	0
Mortgage and other mortgage-backed securities	(3)	—	—	—	(3)
Collateralized debt obligations ("CDO")	(0)	—	—	—	(0)
Investment trust funds and other	1	—	—	—	1

Total cash instruments	(4)	—	(3)	(0)	(7)

Derivatives, net(2):
Equity contracts	6	—	—	—	6
Interest rate contracts	11	—	—	—	11
Credit contracts	(45)	—	—	—	(45)
Foreign exchange contracts	(2)	—	—	—	(2)
Commodity contracts	(0)	—	—	—	(0)

Total derivatives, net	(30)	—	—	—	(30)

Sub Total	¥(34)	¥—	¥(3)	¥(0)	¥(37)

Loans and receivables	(0)	—	—	—	(0)
Other assets	(0)	1	—	—	1

Total	¥(34)	¥1	¥(3)	¥(0)	¥(36)

Liabilities:
Trading liabilities
Equities	¥(0)	¥—	¥—	¥—	¥(0)

Sub Total	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	1	—	—	—	1
Payables and deposits	0	—	—	—	0
Long-term borrowings	17	—	—	—	17

Total	¥18	¥—	¥—	¥—	¥18

	Translation into billions of U.S. dollars
	Six months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	$(0.07)	$—	$—	$(0.00)	$(0.07)
Private equity	—	—	(0.04)	—	(0.04)
Japanese agency and municipal securities	0.00	—	—	—	0.00
Foreign government, agency and municipal securities	0.01	—	—	—	0.01
Bank and corporate debt securities and loans for trading purposes	0.04	—	—	—	0.04
Commercial mortgage-backed securities ("CMBS")	0.00	—	—	—	0.00
Residential mortgage-backed securities ("RMBS")	0.00	—	—	—	0.00
Mortgage and other mortgage-backed securities	(0.04)	—	—	—	(0.04)
Collateralized debt obligations ("CDO")	(0.00)	—	—	—	(0.00)
Investment trust funds and other	0.01	—	—	—	0.01

Total cash instruments	(0.05)	—	(0.04)	(0.00)	(0.09)

Derivatives, net(2):
Equity contracts	0.07	—	—	—	0.07
Interest rate contracts	0.13	—	—	—	0.13
Credit contracts	(0.54)	—	—	—	(0.54)
Foreign exchange contracts	(0.02)	—	—	—	(0.02)
Commodity contracts	(0.00)	—	—	—	(0.00)

Total derivatives, net	(0.36)	—	—	—	(0.36)

Sub Total	$(0.41)	$—	$(0.04)	$(0.00)	$(0.45)

Loans and receivables	(0.00)	—	—	—	(0.00)
Other assets	(0.00)	0.01	—	—	0.01

Total	$(0.41)	$0.01	$(0.04)	$(0.00)	$(0.44)

Liabilities:
Trading liabilities
Equities	$(0.00)	$—	$—	$—	$(0.00)

Sub Total	$(0.00)	$—	—	—	(0.00)

Short-term borrowings	0.01	—	—	—	0.01
Payables and deposits	0.00	—	—	—	0.00
Long-term borrowings	0.20	—	—	—	0.20

Total	$0.21	$—	$—	$—	$0.21

	Billions of yen
	Three months ended September 30, 2009
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥5	¥—	¥—	¥(1)	¥4
Private equity	—	—	0	0	0
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	(1)	—	—	—	(1)
Bank and corporate debt securities and loans for trading purposes	4	—	—	—	4
Commercial mortgage-backed securities ("CMBS")	(7)	—	—	—	(7)
Residential mortgage-backed securities ("RMBS")	(0)	—	—	—	(0)
Mortgage and other mortgage-backed securities	9	—	—	—	9
Collateralized debt obligations ("CDO")	1	—	—	—	1
Investment trust funds and other	(1)	—	—	—	(1)
Derivative contracts, net	14	—	—	—	14

Sub Total	24	—	0	(1)	23

Loans and receivables	(0)	—	—	—	(0)
Other assets	(0)	(0)	—	—	(0)

Total	¥24	¥(0)	¥0	¥(1)	¥23

Liabilities:
Trading liabilities
Equities	¥0	¥—	¥—	¥—	¥0

Sub Total	0	—	—	—	0

Short-term borrowings	(0)	—	—	—	(0)
Payables and deposits	0	—	—	—	0
Long-term borrowings	11	—	—	—	11

Total	¥11	¥—	¥—	¥—	¥11

	Billions of yen
	Three months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(3)	¥—	¥—	¥(0)	¥(3)
Private equity	—	—	(1)	—	(1)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	2	—	—	—	2
Commercial mortgage-backed securities ("CMBS")	0	—	—	—	0
Residential mortgage-backed securities ("RMBS")	(0)	—	—	—	(0)
Mortgage and other mortgage-backed securities	5	—	—	—	5
Collateralized debt obligations ("CDO")	0	—	—	—	0
Investment trust funds and other	0	—	—	—	0

Total cash instruments	5	—	(1)	(0)	4

Derivatives, net(2):
Equity contracts	1	—	—	—	1
Interest rate contracts	15	—	—	—	15
Credit contracts	(43)	—	—	—	(43)
Foreign exchange contracts	(0)	—	—	—	(0)
Commodity contracts	(0)	—	—	—	(0)

Total derivatives, net	(27)	—	—	—	(27)

Sub Total	¥(22)	¥—	¥(1)	¥(0)	¥(23)

Loans and receivables	0	—	—	—	0
Other assets	(0)	1	—	—	1

Total	¥(22)	¥1	¥(1)	¥(0)	¥(22)

Liabilities:
Trading liabilities
Equities	¥(0)	¥—	¥—	¥—	¥(0)

Sub Total	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	0	—	—	—	0
Payables and deposits	(0)	—	—	—	(0)
Long-term borrowings	(51)	—	—	—	(51)

Total	¥(51)	¥—	¥—	¥—	¥(51)

	Translation into billions of U.S. dollars
	Three months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	$(0.04)	$—	$—	$(0.00)	$(0.04)
Private equity	—	—	(0.01)	—	(0.01)
Japanese agency and municipal securities	0.00	—	—	—	0.00
Foreign government, agency and municipal securities	0.01	—	—	—	0.01
Bank and corporate debt securities and loans for trading purposes	0.02	—	—	—	0.02
Commercial mortgage-backed securities ("CMBS")	0.00	—	—	—	0.00
Residential mortgage-backed securities ("RMBS")	(0.00)	—	—	—	(0.00)
Mortgage and other mortgage-backed securities	0.06	—	—	—	0.06
Collateralized debt obligations ("CDO")	0.00	—	—	—	0.00
Investment trust funds and other	0.00	—	—	—	0.00

Total cash instruments	0.05	—	(0.01)	(0.00)	0.04

Derivatives, net(2):
Equity contracts	0.01	—	—	—	0.01
Interest rate contracts	0.18	—	—	—	0.18
Credit contracts	(0.51)	—	—	—	(0.51)
Foreign exchange contracts	(0.00)	—	—	—	(0.00)
Commodity contracts	(0.00)	—	—	—	(0.00)

Total derivatives, net	(0.32)	—	—	—	(0.32)

Sub Total	$(0.27)	$—	$(0.01)	$(0.00)	$(0.28)

Loans and receivables	0.00	—	—	—	0.00
Other assets	(0.00)	0.01	—	—	0.01

Total	$(0.27)	$0.01	$(0.01)	$(0.00)	$(0.27)

Liabilities:
Trading liabilities
Equities	$(0.00)	$—	$—	$—	$(0.00)

Sub Total	$(0.00)	$—	—	—	(0.00)

Short-term borrowings	0.00	—	—	—	0.00
Payables and deposits	(0.00)	—	—	—	(0.00)
Long-term borrowings	(0.61)	—	—	—	(0.61)

Total	$(0.61)	$—	$—	$—	$(0.61)

(1)	Includes gains and losses included in Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Each derivative classification includes derivatives referring to multiple risk components. For example, interest rates contracts include complex derivatives referring to interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referring to corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology.

As of September 30, 2010, market conditions have improved but a lack of liquidity persists in certain asset classes which has impacted the observability of certain inputs which are significant to Nomura's financial instrument valuations. These inputs include certain foreign currency exchange volatilities and certain credit spreads.

As described above, the valuation of Level 3 financial assets and liabilities is dependent on certain significant inputs which cannot be observed in the market. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current price quotes, price quotes that vary substantially either over time or among market makers, or little publicly released information. Unobservable inputs include volatility risk and correlation risk for derivative instruments, refinancing periods and recovery rates for credit-related products and loans, and macroeconomic factors affecting the value of collateral for asset-backed securitization products.

If corroborative evidence is not available to value Level 3 financial instruments, fair value may be established using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable parameter. Other techniques for determining an appropriate value for unobservable parameters may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.

There is a range of fair values for Level 3 financial instruments as a result of the uncertainties described above. The specific valuation for each instrument is based on management's judgment of prevailing market conditions, in accordance with Nomura's established valuation policies and procedures. Using reasonably possible alternative assumptions to value Level 3 financial instruments will significantly influence fair values.

As described earlier, Level 3 financial instruments are often hedged by instruments in Level 1 or Level 2 of the fair value hierarchy. For the six months ended September 30, 2010, gains and losses related to Level 3 assets did not have a material impact on Nomura's liquidity and capital resources management.

In view of the fact that the valuation of these instruments fluctuates in response to a variety of factors, including, but not limited to, general market sentiment, credit, interest rate, foreign exchange and correlation risk, the current values may decrease if the market conditions deteriorate. Conversely, should conditions improve, an increase in value of the Level 3 portfolio would be expected.

Investments in Investment Funds that calculate NAV per share

In the ordinary course of business, Nomura invests in non-consolidated funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.

The following table provides information on these investments where NAV per share is calculated or disclosed as of September 30, 2010 and March 31, 2010, respectively. Investments are presented by major category relevant to the nature of Nomura's business and risks.

	Billions of yen
	September 30, 2010
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥119	¥0	Weekly/Monthly	1-95 days
Venture capital funds	2	0	—	—
Private equity funds	59	22	Quarterly	30 days
Real estate funds	8	14	Monthly	2 months

Total	¥188	¥36

	Billions of yen
	March 31, 2010
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥156	¥1	Weekly/Monthly	1-90 days
Venture capital funds	2	0	—	—
Private equity funds	59	24	Quarterly	30 days
Real estate funds	12	14	—	—

Total	¥229	¥39

	Translation into billions of U.S. dollars
	September 30, 2010
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	$1.42	$0.00	Weekly/Monthly	1-95 days
Venture capital funds	0.02	0.00	—	—
Private equity funds	0.71	0.26	Quarterly	30 days
Real estate funds	0.10	0.17	Monthly	2 months

Total	$2.25	$0.43

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The notice period required to be provided before redemption is possible.

Hedge funds:

This category includes funds of funds that invest in multiple asset classes. Nomura has developed the business of issuing structured notes linked to hedge funds. As a result, most of the risks are transferred as pass-through. The fair values of the investments in this category are estimated using the NAV per share of the investments. Although most of these funds can be redeemed within 6 months, certain funds cannot be redeemed within 6 months due to contractual, liquidity or gating issues. Redemption period cannot be estimated for suspended or liquidating funds which may contain transfer restrictions to third parties.

Venture capital funds:

This category includes primarily start-up funds. The fair values of the investments in this category are estimated using the NAV per share of the investments. Most of these funds cannot be redeemed within 6 months. The redemption period cannot be estimated for suspended or liquidating funds. Some of these funds contain transfer restrictions over transfers to third parties.

Private equity funds:

These funds invest manly in various sectors in Europe, United States and Japan. The fair values of certain investments in this category are estimated using the NAV per share of the investments. The redemption is restricted for most of these funds. Some of these funds contain transfer restrictions over transfers to third parties.

Real estate funds:

This category includes investments in commercial real estates and others. The fair values of the investments in this category are estimated using the NAV per share of the investments. The redemption is restricted to most of these funds. These funds contain transfer restrictions over transfers to third parties.

Fair value option for financial assets and financial liabilities

Nomura carries certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 "Derivatives and Hedging" ("ASC 815") and ASC 825 "Financial Instruments" ("ASC 825"). When Nomura elects the fair value option for an eligible item, changes in that item's fair value are recognized in the consolidated statements of operations. Election of the fair value option is generally irrevocable unless an event gives rise to a new basis of accounting for that instrument occurs.

The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

•

Loans which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility in the consolidated statements of operations caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•

Equity method investments held for capital appreciation or current income purposes, which Nomura generally has an intention to exit as opposed to hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in these consolidated financial statements.

•

Financial liabilities recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility in the consolidated statements of operations that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through the consolidated statements of operations; and

•

All structured notes issued on or after April 1, 2008. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility in the consolidated statements of operations caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated variable interest entities for the same purposes and for certain structured notes issued prior to April 1, 2008.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within Interest revenue or Interest expense or Revenue—Net gain (loss) on trading.

The following table presents gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six months ended September 30, 2009 and 2010, three months ended September 30, 2009 and 2010, respectively.

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2009	2010	2010
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥0	¥(2)	$(0.02)
Private equity investments	(0)	(0)	(0.00)
Loans and receivables	6	4	0.04

Total	¥6	¥2	$0.02

Liabilities:
Short-term borrowings(2)	¥(13)	¥(5)	$(0.06)
Long-term borrowings(2)(3)	(22)	(61)	(0.73)

Total	¥(35)	¥(66)	$(0.79)

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2009	2010	2010
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥0	¥(2)	$(0.02)
Private equity investments	(0)	0	0.00
Loans and receivables	6	3	0.03

Total	¥6	¥1	$0.01

Liabilities:
Short-term borrowings(2)	¥(9)	¥(9)	$(0.11)
Long-term borrowings(2)(3)	6	(88)	(1.05)

Total	¥(3)	¥(97)	$(1.16)

(1)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to apply the fair value option.
(2)	Includes structured notes and other financial liabilities for which Nomura elected the fair value option.
(3)	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.

Nomura elected to apply the fair value option for its 45.5% investment in the common stock of Ashikaga Holdings Co., Ltd. This investment is reported within Trading assets and private equity investments—Private equity investments in the consolidated balance sheets.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by discounting future cash flows at a rate which incorporates observable changes in its credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura's creditworthiness were ¥38 billion for the six months ended September 30, 2009, mainly due to the tightening of Nomura's credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness, were ¥6 billion ( $0.07 billion) for the six months ended September 30, 2010, mainly because of the widening of Nomura's credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura's creditworthiness were ¥15 billion for the three months ended September 30, 2009, mainly because of the tightening of Nomura's credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness, were ¥3 billion ( $0.04 billion) for the three months ended September 30, 2010, mainly because of the tightening of Nomura's credit spread.

There was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risk.

As of September 30, 2010, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion ( $0.01 billion) more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥27 billion ( $0.33 billion) less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due. As of March 31, 2010, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥6 billion less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

Assets and liabilities carried at fair value on a nonrecurring basis—

In addition to the financial instruments carried at fair value on a recurring basis, Nomura also carries other assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances such as to measure impairment.

Estimated Fair Value

Financial assets which are carried at contractual amounts that approximate fair value include Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell, and Securities borrowed. Financial liabilities which are carried at contractual amounts that approximate fair value include Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned and Other secured borrowings. These financial instruments mature principally within one year and bear interest at rates that approximate market rates.

Loans receivable

Loans receivable are carried at cost adjusted for deferred fees or costs on originated loans, unamortized premiums or discounts on purchased loans less applicable allowances for loan losses, unless the fair value option is elected and they are held at fair value. The fair value of loans receivable is estimated based on loan characteristics. Where quoted market prices are available, such market prices are utilized to estimate fair value.

The following table presents carrying values and fair values or approximate fair values of loans receivable. Carrying values are shown after deducting allowances for doubtful accounts.

	Billions of yen				Translation into billions of U.S. dollars
	September 30, 2010		March 31, 2010		September 30, 2010
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Loans receivable	¥1,126	¥1,119	¥1,306	¥1,299	$13.49	$13.40

Long-term borrowings

For long-term borrowings, certain hybrid financial instruments including structured notes are carried at fair value under the fair value option. Except for those instruments, long-term borrowings are carried at historical amounts unless such borrowings are designated as the hedged item in a fair value hedge. The fair value of long-term borrowings is estimated using quoted market prices where available or by discounting future cash flows.

The following table presents carrying values and fair values or approximate fair values of long-term borrowings.

	Billions of yen				Translation into billions of U.S. dollars
	September 30, 2010		March 31, 2010		September 30, 2010
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Long-term borrowings	¥7,985	¥7,779	¥7,199	¥6,984	$95.59	$93.13

Derivative instruments and hedging activities	6 Months Ended
Sep. 30, 2010
Derivative instruments and hedging activities
Derivative instruments and hedging activities

4. Derivative instruments and hedging activities:

Derivatives used for trading purposes

In the normal course of business, Nomura enters into transactions involving derivative financial instruments to meet customer needs, for its trading activities, and to reduce its own exposure to loss due to adverse fluctuations in interest rates, currency exchange rates and market prices of securities. These financial instruments include contractual agreements such as commitments to swap interest payment streams, exchange currencies or purchase or sell securities and other financial instruments on specific terms at specific future dates.

Nomura also enters into various derivative financial instrument transactions including futures, forwards, option and swap contracts involving securities, foreign currency, interest rate and other capital market instruments as part of its normal trading activities and for market risk management of certain non-trading assets and liabilities.

Nomura maintains active trading positions in a variety of derivative financial instruments. Most of Nomura's trading activities are customer oriented. Nomura utilizes a variety of derivative financial instruments as a means of bridging customers' specific financial needs and investors' demands in the securities markets. Nomura also actively trades securities and various derivatives to assist its customers in adjusting their risk profiles as markets change. In performing these activities, Nomura carries an inventory of capital markets instruments and maintains its access to market liquidity by quoting bid and offer prices to and trading with other market makers. These activities are essential to provide customers with securities and other capital markets products at competitive prices.

Futures and forwards contracts are commitments to either purchase or sell securities, foreign currency or capital market instruments at a specific future date for a specified price and may be settled in cash or through delivery. Foreign exchange contracts include spot and forward contracts and involve the exchange of two currencies at a rate agreed to by the contracting parties. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in market prices. Futures contracts are executed through regulated exchanges which clear and guarantee performance of counterparties. Accordingly, credit risk associated with futures contracts is considered minimal. In contrast, forward contracts are generally negotiated between two counterparties and, therefore, are subject to the performance of the related counterparties.

Options are contracts that grant the purchaser, for a premium payment, the right to either purchase or sell a financial instrument at a specified price within a specified period of time or on a specified date from or to the writer of the option. The writer of options receives premiums and bears the risk of unfavorable changes in the market price of the financial instruments underlying the options.

Swaps are contractual agreements in which two counterparties agree to exchange certain cash flows, at specified future dates, based on an agreed contract. Certain agreements may result in combined interest rate and foreign currency exposures. Entering into swap agreements may involve the risk of credit loss in the event of the counterparties' default.

To the extent these derivative financial instruments are economically hedging financial instruments or securities positions of Nomura, the overall risk of loss may be fully or partly mitigated by the hedged position.

Nomura seeks to minimize its exposure to market risk arising from its use of these derivative financial instruments through various control policies and procedures, including position limits, monitoring procedures and hedging strategies whereby Nomura enters into offsetting or other positions in a variety of financial instruments. Credit risk associated with these financial instruments is controlled by Nomura through credit approvals, limits and monitoring procedures. To reduce default risk, Nomura requires collateral, principally cash collateral and government securities, for certain derivative transactions. From an economic standpoint, Nomura evaluates default risk exposure net of related collateral. Furthermore, Nomura generally enters into International Swaps and Derivatives Association, Inc. master agreements or their equivalents ("master netting agreements") with each of its counterparties. Master netting agreements provide a right of offset in the event of bankruptcy and mitigate the credit risk exposure from these transactions. In some cases, they enable unrealized gains and losses arising from Nomura's dealings in over-the-counter derivatives to be presented on a net-by-counterparty basis and on a net-by-cash collateral basis in accordance with ASC 210-20 "Offsetting" ("ASC 210-20").

Nomura offset ¥833 billion ( $9.97 billion) of cash collateral receivables against net derivative liabilities and ¥836 billion ( $10.01 billion) of cash collateral payables against net derivative assets as of September 30, 2010. Nomura offset ¥640 billion of cash collateral receivables against net derivative liabilities and ¥649 billion of cash collateral payables against net derivative assets as of March 31, 2010.

Derivatives used for non-trading purposes

Nomura's principal objectives in using derivatives for purposes other than trading are market risk management for certain non-trading liabilities such as issued debt and foreign exchange risk management for certain foreign subsidiaries. Credit risk associated with derivatives utilized for non-trading purposes is controlled and managed in the same way as credit risk associated with derivatives utilized for trading purposes.

Fair value hedges

Nomura issues Japanese yen and foreign currency denominated debt with both fixed and floating interest rates. Nomura generally enters into swap agreements to convert fixed rate interest payments on its debt obligations to floating rate. The maturity structure of the swaps corresponds with the maturity of the debt obligations being hedged.

Net investment hedges

Effective from April 1, 2010, Nomura designates foreign currency forwards and foreign currency denominated long-term debt as hedges of certain subsidiaries with significant foreign exchange risks and applies hedge accounting to these instruments. Accordingly, the effective hedging portion of the foreign exchange gains (losses) arising from the derivative contracts and non-derivative financial products designated as hedges is recognized in the Other comprehensive income (loss)—Change in cumulative translation adjustments, net of tax in the consolidated statements of comprehensive income and is offset by the foreign exchange adjustments arising from the consolidation process of the foreign subsidiaries.

Concentrations of credit risk for derivatives

The following table presents Nomura's significant concentration of exposures to credit risk in OTC derivatives with financial institutions. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	September 30, 2010
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥17,614	¥(15,926)	¥(764)	¥924

	Billions of yen
	March 31, 2010
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥12,340	¥(11,353)	¥(594)	¥393

	Translation into billions of U.S. dollars
	September 30, 2010
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	$210.87	$(190.66)	$(9.15)	$11.06

Derivative activities

Derivatives used for trading purposes are reported in the consolidated balance sheets within Trading assets or Trading liabilities, depending on whether the derivative has a positive or negative fair value, respectively. Embedded derivatives bifurcated from an underlying host debt instrument are reported in Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract. Derivatives used for non-trading purposes, namely those designated as hedging instruments, are reported in Trading assets and Trading liabilities depending on whether the derivative has a positive or negative fair value, respectively.

The following table quantifies the volume of Nomura's derivative activity, through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

	Billions of yen
	September 30, 2010
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2):
Equity contracts	¥14,946	¥1,386	¥13,547	¥1,444
Interest rate contracts	473,632	18,387	486,522	18,224
Credit contracts	35,324	1,992	37,786	1,951
Foreign exchange contracts	48,727	1,331	39,114	1,241
Commodity contracts	549	46	925	44

Total	¥573,178	¥23,142	¥577,894	¥22,904

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,565	¥71	¥213	¥1
Foreign exchange contracts	42	1	29	1

Total	¥1,607	¥72	¥242	¥2

Total derivatives	¥574,785	¥23,214	¥578,136	¥22,906

	Billions of yen
	March 31, 2010
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2):
Equity contracts	¥19,070	¥1,562	¥18,391	¥1,681
Interest rate contracts	368,014	11,997	359,576	11,616
Credit contracts	33,611	2,053	36,103	2,020
Foreign exchange contracts	65,428	715	63,090	780
Commodity contracts	387	32	338	32

Total	¥486,510	¥16,359	¥477,498	¥16,129

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,030	¥27	¥472	¥3

Total	¥1,030	¥27	¥472	¥3

Total derivatives	¥487,540	¥16,386	¥477,970	¥16,132

	Translation into billions of U.S. dollars
	September 30, 2010
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2):
Equity contracts	$178.93	$16.59	$162.18	$17.29
Interest rate contracts	5,670.20	220.12	5,824.53	218.16
Credit contracts	422.89	23.85	452.36	23.36
Foreign exchange contracts	583.35	15.94	468.26	14.86
Commodity contracts	6.57	0.55	11.07	0.53

Total	$6,861.94	$277.05	$6,918.40	$274.20

Derivatives designated as hedging instruments:
Interest rate contracts	$18.74	$0.85	$2.55	$0.01
Foreign exchange contracts	0.50	0.01	0.35	0.01

Total	$19.24	$0.86	$2.90	$0.02

Total derivatives	$6,881.18	$277.91	$6,921.30	$274.22

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referring to multiple risk components. For example, interest rates contracts include complex derivatives referring to interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referring to corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.

The following table discloses amounts included in the consolidated statements of operations related to derivatives.

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2009	2010	2010
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Derivatives used for trading purposes(1)(2):
Equity contracts	¥253	¥269	$3.22
Interest rate contracts	76	10	0.12
Credit contracts	(44)	22	0.26
Foreign exchange contracts	12	(115)	(1.38)
Commodity contracts	0	0	0.00

Total	¥297	¥186	$2.22

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2009	2010	2010
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Derivatives used for trading purposes(1)(2):
Equity contracts	¥175	¥(3)	$(0.04)
Interest rate contracts	0	69	0.83
Credit contracts	(24)	(6)	(0.07)
Foreign exchange contracts	(8)	(49)	(0.59)
Commodity contracts	0	1	0.01

Total	¥143	¥12	$0.14

(1)	Includes net gain (loss) on embedded derivatives.
(2)	Each derivative classification includes derivatives referring to multiple risk components. For example, interest rates contracts include complex derivatives referring to interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referring to corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.

Fair value hedges

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2009	2010	2010
	Interest revenue / Interest expense	Interest revenue / Interest expense	Interest revenue / Interest expense
Derivatives designated as hedging instruments:
Interest rate contracts	¥6	¥48	$0.57

Total	¥6	¥48	$0.57

Hedged items:
Long-term borrowings	¥(6)	¥(48)	$(0.57)

Total	¥(6)	¥(48)	$(0.57)

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2009	2010	2010
	Interest revenue / Interest expense	Interest revenue / Interest expense	Interest revenue / Interest expense
Derivatives designated as hedging instruments:
Interest rate contracts	¥1	¥19	$0.23

Total	¥1	¥19	$0.23

Hedged items:
Long-term borrowings	¥(1)	¥(19)	$(0.23)

Total	¥(1)	¥(19)	$(0.23)

The following table presents gains (losses) from derivatives and non-derivative financial instruments designated as hedging instruments included in the consolidated statements of comprehensive income.

Net investment hedges

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2009	2010	2010
	Other comprehensive income (loss)(1)	Other comprehensive income (loss)(1)	Other comprehensive income (loss)(1)
Foreign exchange contracts	¥—	¥2	$0.02
Long-term borrowings	¥—	¥16	$0.19

Total	¥—	¥18	$0.21

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2009	2010	2010
	Other comprehensive income (loss)(1)	Other comprehensive income (loss)(1)	Other comprehensive income (loss)(1)
Foreign exchange contracts	¥—	¥0	$0.00
Long-term borrowings	¥—	¥8	$0.10

Total	¥—	¥8	$0.10

(1)	Include the effective portion of gains (losses) designated in hedges.
(2)	The portion of the gains (losses) representing the amount of the hedges' ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized in Revenue—Other in the consolidated statements of operations. There were no material gains (losses) during the six months ended September 30, 2010 and three months ended September 30, 2010.

Derivatives containing credit-risk-related contingent features

Nomura enters into certain OTC derivatives and other agreements containing credit-risk-related contingent features. These features would require Nomura to post additional collateral or settle the instrument upon occurrence of a credit event, the most common of which would be a downgrade in the Company's long-term credit rating.

The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of September 30, 2010, was ¥2,165 billion ( $25.92 billion) with related collateral pledged of ¥1,103 billion ( $13.21 billion). In the event of a one-notch downgrade to Nomura's long-term credit rating, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥24 billion ( $0.28 billion). The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of March 31, 2010, was ¥1,559 billion with related collateral pledged of ¥848 billion. In the event of a one-notch downgrade to Nomura's long-term credit rating, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥29 billion.

Credit derivatives:

Credit derivatives are derivative instruments in which one or more of their underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and that expose the seller to potential loss from credit risk related events specified in the contract.

Written credit derivatives are instruments or embedded features where Nomura assumes third party credit risk, either as guarantor in a guarantee-type contract, or as the party that provides credit protection in an option-type contract, credit default swap, or any other credit derivative contract.

Nomura enters into credit derivatives as part of its normal trading activities as both purchaser and seller for credit risk mitigation, proprietary trading positions and for client transactions.

The most significant type of credit derivatives used by Nomura are single-name credit default swaps where settlement of the derivative is based on the credit risk of a single third party. Nomura also writes credit derivatives linked to the performance of a credit default index and issues other credit-risk related portfolio products.

Nomura would have to perform under a credit derivative contract if a credit event as defined in the respective contract occurs. Typical credit events include bankruptcy, failure to pay and restructuring of obligations of the referenced security.

Credit derivative contracts written by Nomura are either cash or physically settled. In cash-settled instruments, once payment is made upon an event of a default, the contract usually terminates with no further payments due. Nomura generally has no right to assume the reference assets of the counterparty in exchange for payment, nor does Nomura usually have any direct recourse to the actual issuers of the reference assets to recover the amount paid. In physically-settled contracts, upon a default event, Nomura takes delivery of the reference asset in return for payment of the full notional of the contract.

Nomura actively monitors and manages its credit derivative exposures. Where protection is sold, risks may be mitigated by purchasing credit protection from other third parties either on identical underlying reference assets or on underlying reference assets with the same issuer which would be expected to behave in a correlated fashion. The most common form of recourse provision to enable Nomura to recover from third parties any amounts paid under a written credit derivative is therefore not through the derivative itself but rather through the separate purchase of credit derivatives with identical or correlated underlyings.

Nomura quantifies the value of these purchased contracts in the following tables in the column titled "Purchased Credit Protection". These amounts represent purchased credit protection with identical underlyings to the written credit derivative contracts which act as a hedge against Nomura's exposure. To the extent Nomura is required to pay out under the written credit derivative, a similar amount would generally become due to us under the purchased hedge.

Credit derivatives have a stated notional amount which represents the maximum payment Nomura may be required to make under the contract. However, this is generally not a true representation of the amount Nomura will actually pay as in addition to purchased credit protection, other risk mitigating factors reduce the likelihood and amount of any payment, including:

The probability of default: Nomura values credit derivatives taking into account the probability that the underlying reference asset will default and that Nomura will be required to make payments under the contract. Based on historical experience and Nomura's assessment of the market, Nomura believes that the probability that all reference assets on which Nomura provides protection will default in a single period is remote. The disclosed notional amount, therefore, significantly overstates Nomura's true exposure on these contracts.

The recovery value on the underlying asset: In the case of a default, Nomura's liability on a contract is limited to the difference between the notional amount and the recovery value of the underlying reference asset. While the recovery value on a defaulted asset may be minimal, this does reduce amounts paid on these contracts.

Nomura holds assets as collateral in relation to written credit derivatives. However, these amounts do not enable Nomura to recover any amounts paid under the credit derivative but rather mitigate the risk of economic loss arising from a counterparty defaulting against amounts due to Nomura under the contract. Collateral requirements are determined on a counterparty level rather than individual contract, and also generally cover all types of derivative contracts rather than just credit derivatives.

The following tables present information about Nomura's written credit derivatives and purchased credit protection with identical underlyings as of September 30, 2010 and March 31, 2010, respectively.

	Billions of yen
	September 30, 2010
		Maximum Potential Payout/Notional					Notional
			Years to Maturity				Purchased Credit Protection
	Carrying value (Asset) / liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(147)	¥16,333	¥1,771	¥4,809	¥7,644	¥2,109	¥14,743
Credit default indices	206	14,181	918	3,950	7,021	2,292	13,216
Other credit-risk related portfolio products	127	3,498	264	1,755	841	638	2,063
Credit-risk related options and swaptions	0	44	4	—	28	12	21

Total	¥186	¥34,056	¥2,957	¥10,514	¥15,534	¥5,051	¥30,043

	Billions of yen
	March 31, 2010
		Maximum Potential Payout/Notional					Notional
			Years to Maturity				Purchased Credit Protection
	Carrying value (Asset) / liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(377)	¥14,659	¥104	¥3,249	¥5,741	¥5,565	¥12,988
Credit default indices	174	13,319	51	1,801	4,693	6,774	11,837
Other credit-risk related portfolio products	135	3,874	—	566	1,856	1,452	2,208
Credit-risk related options and swaptions	0	7	—	5	—	2	5

Total	¥(68)	¥31,859	¥155	¥5,621	¥12,290	¥13,793	¥27,038

	Translation into billions of U.S. dollars
	September 30, 2010
		Maximum Potential Payout/Notional					Notional
			Years to Maturity				Purchased Credit Protection
	Carrying value (Asset) / liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	$(1.76)	$195.53	$21.20	$57.57	$91.51	$25.25	$176.50
Credit default indices	2.47	169.77	10.99	47.29	84.05	27.44	158.22
Other credit-risk related portfolio products	1.52	41.88	3.16	21.01	10.07	7.64	24.70
Credit-risk related options and swaptions	0.00	0.53	0.05	—	0.34	0.14	0.25

Total	$2.23	$407.71	$35.40	$125.87	$185.97	$60.47	$359.67

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

The following tables present information about Nomura's written credit derivatives by external credit rating of the underlying asset. Ratings are based on Standard & Poor's ("S&P"), or if not rated by S&P, based on Moody's Investors Service. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	September 30, 2010
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,394	¥1,207	¥4,801	¥4,707	¥2,226	¥1,998	¥16,333
Credit default indices	1,129	476	5,919	3,249	650	2,758	14,181
Other credit-risk related portfolio products	9	—	10	4	—	3,475	3,498
Credit-risk related options and swaptions	17	—	23	—	4	—	44

Total	¥2,549	¥1,683	¥10,753	¥7,960	¥2,880	¥8,231	¥34,056

	Billions of yen
	March 31, 2010
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥668	¥922	¥4,469	¥4,912	¥2,201	¥1,487	¥14,659
Credit default indices	967	351	5,998	3,987	350	1,666	13,319
Other credit-risk related portfolio products	23	—	—	—	—	3,851	3,874
Credit-risk related options and swaptions	—	—	—	2	—	5	7

Total	¥1,658	¥1,273	¥10,467	¥8,901	¥2,551	¥7,009	¥31,859

	Translation into billions of U.S. dollars
	September 30, 2010
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	$16.69	$14.45	$57.47	$56.35	$26.65	$23.92	$195.53
Credit default indices	13.52	5.70	70.85	38.90	7.78	33.02	169.77
Other credit-risk related portfolio products	0.11	—	0.12	0.05	—	41.60	41.88
Credit-risk related options and swaptions	0.20	—	0.28	—	0.05	—	0.53

Total	$30.52	$20.15	$128.72	$95.30	$34.48	$98.54	$407.71

(1)	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Collateralized transactions	6 Months Ended
Sep. 30, 2010
Collateralized transactions
Collateralized transactions

5. Collateralized transactions:

Nomura enters into collateralized transactions, including resale and repurchase agreements, securities borrowed and loaned transactions, and other secured borrowings mainly to meet customers' needs, finance trading inventory positions and obtain securities for settlements. Nomura monitors the value of the underlying securities on a daily basis relative to the related receivables and payables, including accrued interest, and requests or returns additional collateral when appropriate. Nomura monitors the market value of the securities borrowed or loaned and requires additional cash or securities, as necessary, to ensure that such transactions are adequately collateralized. Under these transactions, Nomura either receives or provides collateral, including Japanese government, agency, mortgage-backed, bank and corporate debt securities, non-Japanese government securities and equities. In many cases, Nomura is permitted to use the securities received to secure repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties.

The following table presents the fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral which Nomura is permitted to sell or repledge and the portion that has been sold or repledged.

	Billions of yen		Translation into billions of U.S. dollars
	September 30, 2010	March 31, 2010	September 30, 2010
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥28,780	¥22,378	$345
The portion of the above that has been sold (included in Trading liabilities on the consolidated balance sheet) or repledged	23,449	19,640	281

Nomura pledges firm-owned securities to collateralize repurchase agreements and other secured financings. Pledged securities that can be sold or repledged by the secured party, including Gensaki Repo transactions, are disclosed in parentheses as Securities pledged as collateral in Trading assets on the consolidated balance sheets as of September 30, 2010 and March 31, 2010, respectively. Assets owned, which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them, are summarized in the table below:

	Millions of yen		Translation into millions of U.S. dollars
	September 30, 2010	March 31, 2010	September 30, 2010
Trading assets:
Equities and convertible bonds	¥7,570	¥7,623	$91
Government and government agency bonds	1,301,691	2,144,648	15,583
Bank and corporate debt securities	46,963	169,251	562
Commercial mortgage-backed securities (CMBS)	35,129	26,072	421
Residential mortgage-backed securities (RMBS)	1,203,817	704,016	14,412
Mortgage and mortgage-backed securities	—	32,740	—
Collateralized debt obligation (CDO)	49,798	16,522	596
Investment trust funds and other	4,442	6,048	53

Total	¥2,649,410	¥3,106,920	$31,718

Non-trading debt securities	¥88,494	¥98,860	$1,059
Investments in and advance to affiliated companies	¥35,486	¥35,933	$425

Assets subject to lien, except for those disclosed above, are as follows:

	Millions of yen		Translation into millions of U.S. dollars
	September 30, 2010	March 31, 2010	September 30, 2010
Loans and receivables	¥43	¥389	$1
Trading assets	2,363,013	2,275,746	28,289
Office buildings, land, equipment and facilities	21,538	24,947	258
Non-trading debt securities	219,873	143,029	2,632
Other	150	12,738	2

Total	¥2,604,617	¥2,456,849	$31,182

        Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized bonds of consolidated VIEs and trading balances of secured borrowings, and derivative transactions.

        Resale and repurchase agreements ("repo transactions") principally involve the buying or selling of government and government agency securities under agreements with customers to resell or repurchase these securities to or from those customers. Repo transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recorded on the quarterly consolidated balance sheets at the amount at which the securities were originally acquired or sold with applicable accrued interest, as appropriate.

Repo transactions where the maturity of the security transferred as collateral matches the maturity of the repo transaction ("repo-to-maturity transactions") are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 are met. The amounts of securities derecognized from the quarterly consolidated balance sheets under repo-to-maturity transactions as of September 30, 2010 and March 31, 2010 were ¥349,480 million ( $4,184 million) and ¥185,047 million, respectively.

Securities borrowed and securities loaned are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. Securities borrowed and securities loaned are generally cash collateralized and are recorded on the consolidated balance sheets at the amount of cash collateral advanced or received. Securities borrowed transactions generally required Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities loaned transactions, Nomura generally receives collateral in the form of cash or other securities.

Certain securities lending transactions are accounted for as sales where the criteria for derecognition of the transferred financial assets under ASC 860 are met. The amounts of securities derecognized from the quarterly consolidated balance sheets under these transactions as of September 30, 2010 and March 31, 2010 were ¥301,766 million ( $3,613 million) and ¥153,808 million, respectively.

Securitization and Variable Interest Entities (VIEs)	6 Months Ended
Sep. 30, 2010
Securitization and Variable Interest Entities (VIEs)
Securitization and Variable Interest Entities (VIEs)

6. Securitization and Variable Interest Entities (VIEs):

Securitization

Nomura utilizes special purpose entities, or SPEs to securitize commercial and residential mortgage loans, government and corporate bonds and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman SPCs or trust accounts. Nomura's involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860 which requires Nomura to account for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, and that entity is constrained from pledging or exchanging the assets it receives, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. When these criteria are met and Nomura retains an interest in the financial assets, such interests are accounted for at fair value and included in Trading assets within Nomura's consolidated balance sheet, with the change in fair value included in Revenues-net gain (loss) on trading. Fair value for retained interests in securitized financial assets is determined using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. During the six months ended September 30, 2009 and the three months ended September 30, 2009, Nomura securitized ¥71 billion and ¥29 billion respectively and recognized associated loss on sale of ¥25 million and ¥29 million respectively. During the six months ended September 30, 2010 and the three months ended September 30, 2010, proceeds received by Nomura from new securitizations were ¥126 billion ( $1.51 billion) and ¥77 billion ( $0.92 billion) respectively, and recognized losses on sale were ¥2 million ( $0.02 million) and ¥3 million ( $0.04 million), respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥1,657 billion as of March 31, 2010 and ¥2,273 billion ( $27.21 billion) as of September 30, 2010. Nomura's retained interests were ¥134 billion as of March 31, 2010 and ¥235 billion ( $2.81 billion) as of September 30, 2010. For the six months ended September 30, 2009 and the three months ended September 30, 2009, Nomura received ¥8 billion and ¥8 billion respectively from the SPEs on interests held in SPEs. For the six months ended September 30, 2010 and the three months ended September 30, 2010, Nomura received ¥11 billion ( $0.13 billion) and ¥6 billion ( $0.07 billion) respectively from the SPEs on interests held in SPEs. Nomura had outstanding collateral service agreements or written credit default swap agreements in the amount of ¥30 billion as of March 31, 2010 and ¥28 billion ( $0.34 billion) as of September 30, 2010. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following table presents the fair value of Nomura's retained interests in SPEs and classification in the fair value hierarchy, categorized by type of transferred asset.

	Billions of yen
	September 30, 2010
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Type of transferred assets
Government and government agency bonds	¥—	232	—	232	231	1
Bank & corporate debt securities	—	—	1	1	1	0
Commercial and residential mortgage loans	—	—	2	2	2	0

Total	¥—	232	3	235	234	1

	Translation into billions of U.S. dollars
	September 30, 2010
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Type of transferred assets
Government and government agency bonds	$—	2.78	—	2.78	2.77	0.01
Bank & corporate debt securities	—	—	0.01	0.01	0.01	0.00
Commercial and residential mortgage loans	—	—	0.02	0.02	0.02	0.00

Total	$—	2.78	0.03	2.81	2.80	0.01

The following table presents the key economic assumptions used to determine the fair value of these retained interests and the sensitivity of the fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages		Translation into billions of U.S. dollars, except percentages
	September 30, 2010	March 31, 2010	September 30, 2010
	Material retained interest held(1)
Fair value of retained interests	¥229	133	$2.74
Weighted-aveage life (Years)	4.4	4.7	4.4
Constant prepayment rate	13.3%	8.6%	13.3%
Impact of 10% adverse change	(1.4)	(0.6)	(0.02)
Impact of 20% adverse change	(2.3)	(1.0)	(0.03)
Discount rate	3.1%	4.5%	3.1%
Impact of 10% adverse change	(2.5)	(2.1)	(0.03)
Impact of 20% adverse change	(5.0)	(4.1)	(0.06)

(1)	The sensitivity analysis covers the material retained interests held of ¥229 billion ( $2.74 billion) out of ¥235 billion (2.81 billion) as of September 30, 2010 and ¥133 billion out of ¥134 billion as of March 31, 2010.
(2)	Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura's risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs, however, which do not meet the criteria for derecognition under ASC 860. The transfers are accounted for as secured financing transactions within Long-term borrowings. The assets are deemed pledged as collateral for the associated liabilities and usually cannot be removed unilaterally by Nomura. Also those liabilities are non-recourse to Nomura.

	Billions of yen		Translation into billions of U.S. dollars
	September 30, 2010	March 31, 2010	September 30, 2010
Assets
Trading assets
Equities	¥90	¥538	$1.08
Debt securities	141	205	1.69
Mortgage and mortgage-backed securities	60	127	0.72
Loans	27	29	0.32

Total	¥318	¥899	$3.81

Liabilities
Long-term borrowings	¥286	¥758	$3.42

Variable Interest Entities

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities. Nomura consolidates VIEs for which Nomura is the primary beneficiary, including those that were created to market structured bonds to investors by repackaging corporate bonds, and mortgages and mortgage-backed securities. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary. Due to the adoption of ASC 810, as amended by ASU 2009-17 since April 1, 2010, Nomura has additionally consolidated some SPEs which invest in the business of purchasing aircraft operating leases and other SPEs engaged in various businesses.

The following table presents the classification of the consolidated VIEs' assets and liabilities. The assets of a consolidated VIE may only be solely used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen			Translation into billions of U.S. dollars
	September 30, 2010		March 31, 2010	September 30, 2010
Consolidated VIE assets
Cash and cash equivalent	¥61		¥36	$0.73
Trading assets
Equities	834		222	9.99
Debt securities	248		49	2.96
Mortgage and mortgage-backed securities	70		46	0.83
Investment trust funds and other	0		0	0.00
Derivatives	11		1	0.13
Private equity investments	1		1	0.02
Securities purchased under agreements to resell	45		13	0.54
Office buildings, land, equipment and facilities	40	(1)	24	0.48	(1)
Other	36	(2)	55	0.43	(2)

Total	¥1,346		¥447	$16.11

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥28		¥12	$0.33
Derivatives	3		1	0.04
Securities sold under agreements to repurchase	23		13	0.28
Short-term borrowings	2		2	0.03
Long-term borrowings	934		138	11.18
Other	9		5	0.10

Total	¥999		¥171	$11.96

(1)	Includes aircrafts of ¥27 billion ( $0.32 billion) from SPEs consolidated due to the adoption of ASC 810 amended by ASU 2009-17 as mentioned above which invest in the business of purchasing aircraft leases.
(2)	Includes aircraft purchase deposits of ¥15 billion ( $0.18 billion). Some of these SPEs have commitments to purchase aircrafts. Please refer to Note 12 "Commitments, contingencies and guarantees" for details.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura's variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed to acquire primarily high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of Nomura's variable interests in unconsolidated VIEs, and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura's estimate of the actual losses that could result from adverse changes, nor does it reflect any economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheet, the amount of commitments and financial guarantees, and the notional of the derivative instruments up to VIEs' gross assets. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	September 30, 2010
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Type of variable interest held:
Trading assets
Equities	¥65	¥—	¥65
Debt securities	53	—	53
Mortgage and mortgage-backed	553	—	553
Investment trust funds and other	261	4	261
Derivatives	1	9	17
Private equity investments	19	—	19
Loans
Short-term	6	—	6
Long-term	25	—	25
Other	3	—	3
Commitments to extend credit and other	—	—	8

Total	¥986	¥13	¥1,010

	Billions of yen
	March 31, 2010(1)
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Type of variable interest held:
Trading assets
Equities	¥98	¥—	¥98
Debt securities	27	—	27
Mortgage and mortgage-backed securities	54	—	54
Investment trust funds and other	3	—	3
Derivatives	2	10	34
Private equity investments	—	—	—
Loans
Short-term	31	—	31
Long-term	74	—	74
Other	0	—	0
Commitments to extend credit and other	—	—	8

Total	¥289	¥10	¥329

	Translation into billions of U.S. dollars
	September 30, 2010
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Type of variable interest held:
Trading assets
Equities	$0.78	$—	$0.78
Debt securities	0.63	—	0.63
Mortgage and mortgage-backed	6.62	—	6.62
Investment trust funds and other	3.13	0.05	3.13
Derivatives	0.01	0.11	0.21
Private equity investments	0.23	—	0.23
Loans
Short-term	0.07	—	0.07
Long-term	0.29	—	0.29
Other	0.04	—	0.04
Commitments to extend credit and other	—	—	0.09

Total	$11.80	$0.16	$12.09

(1)	The amounts as of March 31, 2010 represent only material positions or the positions in VIEs which Nomura sponsored.

Business combinations	6 Months Ended
Sep. 30, 2010
Business combinations
Business combinations

7. Business combinations:

During the six months ended September 30, 2010, there were no significant business combinations.

In October 2008, Nomura acquired the majority of Lehman Brothers' ("Lehman") Asia Pacific operations, its equities and investment banking operations in Europe and the Middle East, and hired certain of its fixed income personnel in Europe. The acquisition agreements generally provided for the transfer of certain employees, the purchase of certain assets and the assumption of certain liabilities for those operations. Financial assets and financial liabilities were generally not acquired. The acquisitions have strengthened Nomura's wholesale and investment banking businesses and expanded its global capabilities.

Nomura also acquired Lehman's specialized service companies in India by purchasing the shares of Lehman Brothers Services India Private Ltd., Lehman Brothers Financial Services (India) Private Ltd. and Lehman Brothers Structured Finance Services Private Ltd. These three companies functioned as a shared-services platform for Lehman's businesses in Europe and Asia-Pacific by supporting IT operations, financial control and global risk management.

Nomura has accounted for these acquisitions as a business combination and therefore the operating results of the acquired businesses have been included in Nomura's consolidated statements of operations from October 2008. The purchase price allocation of total acquisition cost to the acquired assets and the assumed liabilities was completed within one year from the acquisition date. The recognized goodwill amount was ¥23,224 million as of September 30, 2009. Nomura incurred costs of ¥48,159 million for these acquisitions from the acquisition date through to September 30, 2009. The assumed liabilities related to this acquisition were ¥26,241 million, primarily due to costs of relocating and terminating certain employees of the acquired businesses.

Other Assets-Other / Other Liabilities	6 Months Ended
Sep. 30, 2010
Other Assets-Other / Other Liabilities
Other Assets-Other / Other Liabilities

8. Other assets—Other / Other liabilities:

The following table presents an analysis of Other assets-Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen		Translation into millions of U.S. dollars
	September 30, 2010	March 31, 2010	September 30, 2010
Other assets-Other:
Securities received as collateral	¥17,785	¥5,503	$213
Goodwill and other intangible assets	118,930	134,015	1,424
Deferred tax assets	276,041	308,679	3,305
Investments in equity securities for other than operating purposes	9,815	9,636	118
Other	157,809	140,913	1,888

Total	¥580,380	¥598,746	$6,948

Other liabilities:
Obligation to return securities received as collateral	¥17,785	¥5,503	$213
Accrued income taxes	11,324	28,015	136
Other accrued expenses and provisions	310,651	411,327	3,719
Other	85,107	50,138	1,018

Total	¥424,867	¥494,983	$5,086

Earnings per share	6 Months Ended
Sep. 30, 2010
Earnings per share
Earnings per share

9. Earnings per share:

The reconciliation of the amounts and the numbers used in the basic and diluted earnings attributable to NHI shareholders per share ("EPS") computations is as follows:

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Six months ended September 30
	2009	2010	2010
Basic—
Net income attributable to Nomura Holdings, Inc. ("NHI") shareholders	¥39,135	¥3,373	$40
Weighted average number of shares outstanding	2,662,067,934	3,651,306,836
Net income attributable to NHI shareholders per share	¥14.70	¥0.92	$0.01

Diluted—
Net income attributable to NHI shareholders	¥37,984	¥3,370	$40
Weighted average number of shares outstanding	2,839,146,312	3,665,662,592
Net income attributable to NHI shareholders per share	¥13.38	¥0.92	$0.01

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Three months ended September 30
	2009	2010	2010
Basic—
Net income attributable to NHI shareholders	¥27,715	¥1,051	$13
Weighted average number of shares outstanding	2,712,310,936	3,636,764,297
Net income attributable to NHI shareholders per share	¥10.22	¥0.29	$0.00

Diluted—
Net income attributable to NHI shareholders	¥25,601	¥1,048	$13
Weighted average number of shares outstanding	2,884,867,761	3,648,578,821
Net income attributable to NHI shareholders per share	¥8.87	¥0.29	$0.00

In determining diluted EPS, net income attributable to NHI shareholders is adjusted to reflect the decline in Nomura's income for the six and three months ended September 30, 2009 arising from convertible bonds to convert to common shares issued by the Company and the decline in Nomura's equity share of earnings of affiliates for the six and three months ended September 30, 2009 arising from options to purchase common shares issued by affiliates. The decline of net income arising from convertible bonds to convert to common shares is presumptively caused by lump-sum expensing, for the six and three months ended September 30, 2009, of the difference between the bond's carrying amount and the bond's redemption amount which is accumulated over the life of the bond. Net income attributable to NHI shareholders is adjusted to reflect the decline in Nomura's equity share of earnings of affiliates for the six and three months ended September 30, 2010 arising from options to purchase common shares issued by affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential common shares arising from convertible bonds and stock-based compensation plans issued by the Company, which would reduce EPS in the six and three months ended September 30, 2009. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential common shares arising from stock-based compensation plans issued by the Company, which would have minimal impact on EPS in the six and three months ended September 30, 2010.

Antidilutive stock options to purchase 12,617,600 and 12,456,300 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2009, respectively. Antidilutive stock options to purchase 59,622,300 and 70,336,500 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2010, respectively.

Convertible bonds of ¥110,000 million were converted to 258,040,481 common shares for the year ended March 31, 2010. All of the convertible bonds were exercised for the year ended March 31, 2010, and therefore, the balance of outstanding convertible bonds as of September 30, 2010 was nil.

Nomura conducted a share buyback of 75 million common shares which amounted to ¥37,361,694,700 ( $447,284,744) from August 9, 2010 to August 31, 2010.

Employee benefit plans	6 Months Ended
Sep. 30, 2010
Employee benefit plans
Employee benefit plans

10. Employee benefit plans:

Nomura provides various severance indemnities and pension plans which cover certain employees world-wide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Severance indemnities and pension plans—

The following table presents the net pension and severance cost of the defined benefit plans for employees of Nomura's Japanese entities.

Japanese entities' plans

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2009	2010	2010
Service cost	¥4,401	¥4,001	$48
Interest cost	2,154	2,245	27
Expected return on plan assets	(1,512)	(1,592)	(19)
Amortization of net actuarial losses	2,375	1,544	18
Amortization of prior service cost	(574)	(574)	(7)

Net periodic pension and severance costs	¥6,844	¥5,624	$67

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2009	2010	2010
Service cost	¥2,253	¥2,056	$25
Interest cost	1,077	1,123	13
Expected return on plan assets	(756)	(796)	(10)
Amortization of net actuarial losses	1,188	772	9
Amortization of prior service cost	(287)	(287)	(3)

Net periodic pension and severance costs	¥3,475	¥2,868	$34

Nomura also recognized net periodic pension and severance costs of plans other than Japanese entities' plans, which are not significant.

Income taxes	6 Months Ended
Sep. 30, 2010
Income taxes
Income taxes

11. Income taxes:

For the six and three months ended September 30, 2009, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of 33.4% and negative 3.8% respectively, is mainly due to a reversal of valuation allowance relating to income (loss) of foreign subsidiaries.

For the six and three months ended September 30, 2010, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of 82.3% and 91.0% respectively, is mainly due to non-deductible expenses, different tax rates and changes in statutory tax rates applicable to income (loss) of foreign subsidiaries.

Commitments, contingencies and guarantees	6 Months Ended
Sep. 30, 2010
Commitments, contingencies and guarantees
Commitments, contingencies and guarantees

12. Commitments, contingencies and guarantees:

Commitments—

Credit and investment commitments

In connection with its banking and financing activities, Nomura provides commitments to extend credit, which generally have fixed expiration dates. In connection with its investment banking activities, Nomura enters into agreements with customers under which Nomura commits to underwrite notes that may be issued by the customers. The outstanding commitments under these agreements are included in commitments to extend credit.

Nomura has commitments to invest in various partnerships and other entities, primarily in connection with its merchant banking activities, and also has commitments to provide financing for investments related to these partnerships. The outstanding commitments under these agreements are included in commitments to invest in partnerships.

Nomura began consolidating, in accordance with its adoption of ASC 810 amended by ASU 2009-17, certain VIEs which are engaged in the business of purchasing aircraft and operating the leases. Some of those VIEs also have commitments to purchase aircrafts. The outstanding commitments under these agreements are included in commitments to purchase aircrafts.

These commitments outstanding were as follows:

	Millions of yen		Translation into millions of U.S. dollars
	September 30, 2010	March 31, 2010	September 30, 2010
Commitments to extend credit	¥214,043	¥228,439	$2,562
Commitments to invest in partnerships	36,167	40,203	433
Commitments to purchase aircrafts	97,388	—	1,166

As of September 30, 2010, these commitments had the following maturities:

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥214,043	¥96,839	¥91,218	¥25,026	¥960
Commitments to invest in partnerships	36,167	—	5,428	277	30,462
Commitments to purchase aircrafts	97,388	34,653	47,335	15,400	—

	Translation into millions of U.S. dollars
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	$2,562	$1,159	$1,092	$300	$11
Commitments to invest in partnerships	433	—	65	3	365
Commitments to purchase aircrafts	1,166	415	567	184	—

The contractual amounts of these commitments to extend credit represent the amounts at risk should the contracts be fully drawn upon, should the counterparties default, and assuming the value of any existing collateral becomes worthless. The total contractual amount of these commitments may not represent future cash requirements since the commitments may expire without being drawn upon. The credit risk associated with these commitments varies depending on the customers' creditworthiness and the value of collateral held. Nomura evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by Nomura upon extension of credit, is based on credit evaluation of the counterparty.

Operating leases

The following table presents a schedule of future minimum rental payments under non-cancelable operating leases with initial or remaining terms exceeding one year:

	Millions of yen		Translation into millions of U.S. dollars
	September 30, 2010	March 31, 2010	September 30, 2010
Total minimum lease payments	¥92,658	¥93,338	$1,109
Less: Sublease rental income	(12,668)	(15,021)	(151)

Net minimum lease payments	¥79,990	¥78,317	$958

These minimum lease payments had the following maturity for payments as of September 30, 2010 and March 31, 2010, respectively.

	Millions of yen
	September 30, 2010
		Years of Payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥92,658	¥14,683	¥14,307	¥12,275	¥9,250	¥8,179	¥33,964

	Millions of yen
	March 31, 2010
		Years of Payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥93,338	¥17,669	¥14,196	¥12,929	¥9,498	¥7,726	¥31,320

	Translation into millions of U.S. dollars
	September 30, 2010
		Years of Payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	$1,109	$176	$171	$147	$111	$98	$406

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utility and tax increases.

Contingencies—

Investigations, lawsuits and other legal proceedings

In the normal course of business as a global financial services entity, Nomura and its subsidiaries are involved in investigations, lawsuits and other legal proceedings and, as a result, may suffer economic loss from any fines, penalties or damages awarded against Nomura, any settlements Nomura chooses to make to resolve a matter, and legal and other advisory costs incurred to support and formulate a defense.

In accordance with ASC 450 "Contingencies", Nomura recognizes a liability for this risk of loss arising on each individual matter when an estimated economic loss is probable and the amount of such loss can be reasonably estimated. The amount recognized as a liability is reviewed at least quarterly and is revised when further information becomes available.

The ability to predict the outcome of these actions and proceedings is inherently difficult, particularly where claimants are seeking substantial or indeterminate damages, where investigations and legal proceedings are at an early stage, where the matters present novel legal theories or involve a large number of parties, or which take place in foreign jurisdictions with complex or unclear laws. Nomura cannot therefore estimate with confidence losses or ranges of losses for actions and proceedings where there is only a reasonably possible risk of loss.

Nomura believes that, based on current information available as of the date of these consolidated financial statements, the ultimate resolution of these actions and proceedings will not be material to Nomura's financial condition. However, an adverse outcome in certain of these matters could have a material adverse effect on our consolidated results of operations or cash flows in a particular quarter or annual period.

The most significant actions and proceedings against Nomura are summarized below. Where possible, the amount of the claim of the counterparty is disclosed which provides an indication of the maximum loss Nomura may incur.

In January 2008, a European subsidiary of the Company, Nomura International plc ("NIP") was served with a tax notice issued by the tax authorities in Pescara, Italy alleging breaches by NIP of the U.K.-Italy Double Taxation Treaty of 1998 (the "Tax Notice"). The alleged breaches relate to payments to NIP of tax credits on dividends on Italian shares. The Tax Notice not only denies certain payments to which NIP claims to be entitled but is also seeking reimbursement of EUR 33.8 million, including interest, already refunded. In March 2008, NIP lodged an appeal against the Tax Notice rejecting the Italian tax authorities' demands for reimbursement and in November 2009 a decision was issued by the Pescara Tax Court in favor of the Italian Tax Authorities. NIP is vigorously challenging this decision.

Since December 2009, NIP has been challenged by the U.K. tax authorities with regard to the tax treatment of an offshore pension plan established for the employees of Nomura Employment Services (Isle of Man) Limited. The U.K. tax authorities are currently seeking to recover approximately £6.1 million from NIP on the basis that NIP was the true employer of individuals participating in the offshore pension plan. We believe that the position taken by the U.K. tax authorities is erroneous. NIP has lodged the necessary appeals.

In April 2010 Lehman Brothers Holdings and Lehman Brothers Special Financing Inc. (collectively, "Lehman Inc.") commenced proceedings in the U.S. Bankruptcy Court in New York objecting to the proofs of claims filed by the Company's subsidiaries, Nomura Securities Co., Ltd. ("NSC"), NIP and Nomura Global Financial Products Inc. in respect of swaps and other derivative transactions in the total amount of approximately  $1 billion; and in the case of NSC and NIP, Lehman Inc. is seeking to recover damages.

Fairfield Sentry Ltd. and Fairfield Sigma Ltd. (collectively, the "Fairfield Funds"), which are now in liquidation and were feeder funds to Bernard L. Madoff Investment Securities LLC (under the liquidation with its trustee's on-going recovery procedure pursuant to the Securities Investor Protection Act in the US since December 2008), have filed lawsuits in the Supreme Court of the State of New York and U.S. Bankruptcy Court against a number of investors, including NIP, seeking to recover redemption payments that the Fairfield Funds allege, inter alia, were mistakenly made. In a complaint dated October 5, 2010, the amount claimed against NIP was approximately  $34 million plus interest.

On November 11, 2010, the High Court in London ruled in favor of NIP and Nomura Bank International Plc ("NBI") dismissing claims made by WestLB AG ("WestLB") against them. WestLB first served the proceedings on NIP and NBI in April 2009, claiming that under the terms of a note issued by NBI and which matured in October 2008, WestLB was entitled to receive approximately  $22 million, which it claimed to be the value of a fund of shares referable to the NBI note. Permission to appeal was refused at the High Court. However, on December 2, 2010, WestLB sought permission to appeal from the Court of Appeal in London.

Nomura supports the position of its subsidiaries in each of these claims.

Certain Mortgage-Related Contingencies in the U.S.

Certain of Nomura's subsidiaries in the U.S. securitized mortgage loans in the form of mortgage-backed securities ("MBS"). These subsidiaries did not generally originate mortgage loans, but purchased mortgage loans from third-party loan originators (the "originators"). In connection with such purchases, these subsidiaries received loan level representations from the originators. Certain of the MBS issued by the subsidiaries were structured with credit protection provided to specified classes of certificates by monoline insurers. In connection with the securitizations, the relevant subsidiaries provided loan level representations and warranties of the type generally described below, which mirror the representations the subsidiaries received from the originators.

The loan level representations made in connection with the securitization of mortgage loans were generally detailed representations applicable to each loan and addressed characteristics of the borrowers and properties. The representations included, but were not limited to, information concerning the borrower's credit status, the loan-to-value ratio, the owner occupancy status of the property, the lien position, the fact that the loan was originated in accordance with the originator's guidelines, and the fact that the loan was originated in compliance with applicable laws.

The relevant subsidiaries have received claims demanding the repurchase of certain loans from Trustees of various securitization Trusts, which the subsidiaries believe were made at the instance of one or more investors, and from certificate insurers. Each claim received has been reviewed, and the subsidiaries have contested those claims believed to be without merit or have agreed to repurchase certain loans (or to otherwise compensate the issuing trust) for those claims that the subsidiaries have determined to have merit.

        In light of economic conditions and continuing defaults in residential mortgages, it is anticipated that the relevant subsidiaries may receive additional repurchase claims. Nomura's exposure with respect to such claims will be influenced by the following factors, among others: the number of loans in which there are provable breaches of representations or warranties and fluctuations in unemployment and values in the residential real estate markets which affect the frequency of defaults and the loss severity for defaulting loans. This exposure may be mitigated to the extent that the subsidiaries are able to pursue and collect from the originators for those loans in which there are provable breaches. In light of the uncertainties involved, Nomura cannot provide any meaningful estimate of its exposure to additional breach of representation claims at this time.

Guarantees—

ASC 460 "Guarantees" specifies the disclosures to be made in regards to obligations under certain issued guarantees and requires a liability to be recognized for the fair value of a guarantee obligation.

In the normal course of business, Nomura enters into various guarantee arrangements with counterparties in the form of standby letters of credit and other guarantees, which generally have a fixed expiration date.

In addition, Nomura enters into certain derivative contracts that meet the accounting definition of guarantees, namely derivative contracts that contingently require a guarantor to make payment to a guaranteed party based on changes in an underlying that relate to an asset, liability or equity security held by a guaranteed party. Since Nomura does not track whether its clients enter into these derivative contracts for speculative or hedging purposes, Nomura has disclosed below information about derivative contracts that could meet the accounting definition of guarantees.

For information about the maximum potential amount of future payments that Nomura could be required to make under certain derivatives, the notional amount of contracts has been disclosed. However, the maximum potential payout for certain derivative contracts, such as written interest rate caps and written currency options, cannot be estimated, as increases in interest or foreign exchange rates in the future could be theoretically unlimited.

Nomura records all derivative contracts at fair value on its quarterly consolidated balance sheets. Nomura believes the notional amounts generally overstate its risk exposure. Since the derivative contracts are accounted for at fair value, carrying value is considered the best indication of payment and performance risk for individual contracts.

The following table presents information on Nomura's derivative contracts that could meet the accounting definition of a guarantee and certain other guarantees as of September 30, 2010:

	Millions of yen				Translation into millions of U.S. dollars
	September 30, 2010		March 31, 2010		September 30, 2010
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)	¥3,635,586	¥79,934,144	¥2,604,545	¥72,650,089	$43,524	$956,951
Standby letters of credit and other guarantees(2)	302	8,028	340	10,146	$4	$96

(1)	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from above Derivative contracts.
(2)	Collateral held in connection with standby letters of credit and other guarantees as of September 30, 2010 is ¥6,839 million ( $82 million) and as of March 31, 2010 is ¥8,089 million.

The following table presents expiration information about Nomura's derivative contracts that could meet the definition of a guarantee and certain other guarantees as of September 30, 2010:

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,635,586	¥79,934,144	¥32,792,537	¥12,563,751	¥7,158,584	¥27,419,272
Standby letters of credit and other guarantees	302	8,028	358	8	188	7,474

	Translation into millions of U.S. dollars
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	$43,524	$956,951	$392,583	$150,410	$85,701	$328,257
Standby letters of credit and other guarantees	4	96	4	0	2	90

Segment and geographic information	6 Months Ended
Sep. 30, 2010
Segment and geographic information
Segment and geographic information

13. Segment and geographic information:

Operating segments—

In April 2010, Nomura established the Wholesale Division, encompassing the operations previously conducted by the Global Markets, the Investment Banking, and the Merchant Banking divisions. Also Nomura realigned its reportable segments to reflect how it operates and manages its business. Accordingly, Nomura's operating management and management reporting are prepared based on the Retail, Asset Management, and Wholesale segments. Nomura is structuring its business segments based upon the nature of its main products and services, its customer base and its organization of management.

The accounting policies for segment information materially follow U.S. GAAP, except as described below:

•

The impact of unrealized gains (losses) on long-term investments in equity securities held for operating purposes, which under U.S. GAAP is included in Income (loss) before income taxes, is excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in "Other", based upon Nomura's allocation methodologies as used by management to assess each segment's performance.

Business segments' results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments' information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management. Certain prior period amounts have been reclassified to conform to the current presentation, in accordance with the realignment in April 2010.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2009
Non-interest revenue	¥186,926	¥33,960	¥418,456	¥(40,173)	¥599,169
Net interest revenue	1,604	1,157	(7,432)	(4,022)	(8,693)

Net revenue	188,530	35,117	411,024	(44,195)	590,476
Non-interest expenses	134,317	25,515	319,568	60,271	539,671

Income (loss) before income taxes	¥54,213	¥9,602	¥91,456	¥(104,466)	¥50,805

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2010
Non-interest revenue	¥197,336	¥34,873	¥227,883	¥44,190	¥504,282
Net interest revenue	1,376	2,550	44,131	(1,327)	46,730

Net revenue	198,712	37,423	272,014	42,863	551,012
Non-interest expenses	138,191	27,303	305,519	36,366	507,379

Income (loss) before income taxes	¥60,521	¥10,120	¥(33,505)	¥6,497	¥43,633

	Translation into millions of U.S. dollars
	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2010
Non-interest revenue	$2,363	$417	$2,728	$529	$6,037
Net interest revenue	16	31	528	(16)	559

Net revenue	2,379	448	3,256	513	6,596
Non-interest expenses	1,655	327	3,657	435	6,074

Income (loss) before income taxes	$724	$121	$(401)	$78	$522

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2009
Non-interest revenue	¥92,488	¥16,609	¥197,623	¥(2,971)	¥303,749
Net interest revenue	662	(142)	1,681	(4,085)	(1,884)

Net revenue	93,150	16,467	199,304	(7,056)	301,865
Non-interest expenses	66,796	11,994	161,110	32,833	272,733

Income (loss) before income taxes	¥26,354	¥4,473	¥38,194	¥(39,889)	¥29,132

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2010
Non-interest revenue	¥87,200	¥18,977	¥139,094	¥10,159	¥255,430
Net interest revenue	553	327	24,311	(26)	25,165

Net revenue	87,753	19,304	163,405	10,133	280,595
Non-interest expenses	64,975	14,083	155,764	19,203	254,025

Income (loss) before income taxes	¥22,778	¥5,221	¥7,641	¥(9,070)	¥26,570

	Translation into millions of U.S. dollars
	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2010
Non-interest revenue	$1,044	$227	$1,665	$122	$3,058
Net interest revenue	7	4	291	(1)	301

Net revenue	1,051	231	1,956	121	3,359
Non-interest expenses	778	168	1,865	230	3,041

Income (loss) before income taxes	$273	$63	$91	$(109)	$318

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the "Other" column.

The following table presents the major components of income (loss) before income taxes in "Other."

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2009	2010	2010
Net gain (loss) on trading related to economic hedging transactions(1)	¥13,939	¥(791)	$(9)
Realized gain (loss) on investments in equity securities held for operating purposes	(415)	(463)	(6)
Equity in earnings of affiliates	4,303	2,356	28
Corporate items	(44,484)	3,026	36
Other(1)(2)	(77,809)	2,369	29

Total	¥(104,466)	¥6,497	$78

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2009	2010	2010
Net gain (loss) on trading related to economic hedging transactions(1)	¥8,589	¥(6,019)	$(72)
Realized gain (loss) on investments in equity securities held for operating purposes	(468)	(713)	(9)
Equity in earnings of affiliates	602	1,993	24
Corporate items	(19,588)	5,512	66
Other(1)(2)	(29,024)	(9,843)	(118)

Total	¥(39,889)	¥(9,070)	$(109)

(1)	Previously this was classified as "Net gain (loss) on trading related to economic hedging transactions", however, from the fourth quarter of the year ended March 31, 2010, this was reclassified as "Net gain (loss) related to economic hedging transactions". This new reclassification also includes net gain (loss) related to economic hedging from non-trading transactions that was previously included in "Other". In addition, net gain (loss) arising from the impact of the changes of Nomura's own credit spreads in the financial liabilities is included in "Other" which was previously included in "Net gain (loss) on trading related to economic hedging transactions". Certain prior period amounts have been reclassified to conform to the current presentation.
(2)	Includes the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

The table below presents a reconciliation of the combined business segments' results included in the preceding table to Nomura's reported net revenue, non-interest expenses and income (loss) before income taxes in the consolidated statements of operations.

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2009	2010	2010
Net revenue	¥590,476	¥551,012	$6,596
Unrealized gain (loss) on investments in equity securities held for operating purposes	7,908	(15,565)	(186)

Consolidated net revenue	¥598,384	¥535,447	$6,410

Non-interest expenses	¥539,671	¥507,379	$6,074
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥539,671	¥507,379	$6,074

Income (loss) before income taxes	¥50,805	¥43,633	$522
Unrealized gain (loss) on investments in equity securities held for operating purposes	7,908	(15,565)	(186)

Consolidated income (loss) before income taxes	¥58,713	¥28,068	$336

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2009	2010	2010
Net revenue	¥301,865	¥280,595	$3,359
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,840)	(4,972)	(59)

Consolidated net revenue	¥300,025	¥275,623	$3,300

Non-interest expenses	¥272,733	¥254,025	$3,041
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥272,733	¥254,025	$3,041

Income (loss) before income taxes	¥29,132	¥26,570	$318
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,840)	(4,972)	(59)

Consolidated income (loss) before income taxes	¥27,292	¥21,598	$259

Geographic information—

Nomura's identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura's activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura's operations. Net revenue in "Americas" and "Europe" substantially represents Nomura's operations in the United States and the United Kingdom, respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2009	2010	2010
Net revenue(1):
Americas	¥61,884	¥74,856	$896
Europe	186,283	120,899	1,447
Asia and Oceania	31,113	22,197	266

Sub-total	279,280	217,952	2,609
Japan	319,104	317,495	3,801

Consolidated	¥598,384	¥535,447	$6,410

Income (loss) before income taxes:
Americas	¥6,167	¥(2,411)	$(29)
Europe	11,392	(30,127)	(361)
Asia and Oceania	(5,206)	(10,192)	(122)

Sub-total	12,353	(42,730)	(512)
Japan	46,360	70,798	848

Consolidated	¥58,713	¥28,068	$336

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2009	2010	2010
Net revenue(1):
Americas	¥39,706	¥43,142	$517
Europe	102,727	61,350	734
Asia and Oceania	18,164	13,895	166

Sub-total	160,597	118,387	1,417
Japan	139,428	157,236	1,883

Consolidated	¥300,025	¥275,623	$3,300

Income (loss) before income taxes:
Americas	¥6,950	¥4,358	$53
Europe	12,719	(13,674)	(164)
Asia and Oceania	385	(4,899)	(59)

Sub-total	20,054	(14,215)	(170)
Japan	7,238	35,813	429

Consolidated	¥27,292	¥21,598	$259

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen		Translation into millions of U.S. dollars
	September 30, 2010	March 31, 2010	September 30, 2010
Long-lived assets:
Americas	¥88,776	¥94,508	$1,063
Europe	109,884	98,223	1,315
Asia and Oceania	30,228	32,871	362

Sub-total	228,888	225,602	2,740
Japan	277,584	269,449	3,323

Consolidated	¥506,472	¥495,051	$6,063

Supplementary subsidiary guarantee information required under SEC rules	6 Months Ended
Sep. 30, 2010
Supplementary subsidiary guarantee information required under SEC rules
Supplementary subsidiary guarantee information required under SEC rules

14. Supplementary subsidiary guarantee information required under SEC rules:

The Company provides several guarantees of borrowings of its subsidiaries. The Company has fully and unconditionally guaranteed the securities issued or to be issued by Nomura America Finance LLC, which is an indirect, wholly owned finance subsidiary of the Company.